As filed with the Securities and Exchange Commission on November 28, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-22708)

Brown Advisory Funds
 (Exact name of registrant as specified in charter)

901 South Bond Street, Suite 400
Baltimore, MD 21231
 (Address of principal executive offices) (Zip code)

David M. Churchill
Principal Executive Officer
Brown Advisory Funds
901 South Bond Street, Suite 400
Baltimore, MD 21231
 (Name and address of agent for service)

(410) 537-5400
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

Brown Advisory Growth Equity Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 97.1%
Consumer Discretionary - 14.3%
122,015	Amazon.com, Inc.*	102,164,380
1,488,484	Starbucks Corp.	80,586,524
936,477	TripAdvisor, Inc.*	59,166,617
527,073	Under Armour, Inc. - Class A*	20,387,183
823,935	Under Armour, Inc. - Class C*	27,898,439
		290,203,143
Consumer Staples - 10.0%
476,878	Costco Wholesale Corp.	72,728,664
821,023	Estee Lauder Companies, Inc.	72,709,797
737,218	Mead Johnson Nutrition Co.	58,247,594
		203,686,055
Health Care - 15.2%
534,035	Alexion Pharmaceuticals, Inc.*	65,440,649
986,608	Danaher Corp.	77,340,201
697,468	DaVita, Inc.*	46,081,711
525,939	DexCom, Inc.*	46,103,813
102,731	Intuitive Surgical, Inc.*	74,462,510
		309,428,884
Industrials - 7.3%
1,079,553	Fortive Corp.	54,949,248
246,729	Roper Technologies, Inc.	45,020,641
600,899	Wabtec Corp.	49,063,403
		149,033,292
Information Technology - 44.2%
575,748	Adobe Systems, Inc.*	62,491,688
826,657	Akamai Technologies, Inc.*	43,804,554
41,868	Alphabet, Inc. - Class A*	33,664,384
78,615	Alphabet, Inc. - Class C*	61,106,653
1,096,175	Amphenol Corp.	71,163,681
407,125	ANSYS, Inc.*	37,703,846
893,929	Cognizant Technology Solutions Corp.*	42,649,353
752,410	Facebook, Inc.*	96,511,631
325,599	FleetCor Technologies, Inc.*	56,566,314
1,855,448	Genpact, Ltd.*	44,437,980
549,987	NetSuite, Inc.*	60,878,061
681,454	NXP Semiconductors NV*	69,515,123
1,346,197	PayPal Holdings, Inc.*	55,153,691
909,386	salesforce.com, Inc.*	64,866,503
1,174,853	Visa, Inc.	97,160,343
		897,673,805
Materials - 3.5%
576,571	Ecolab, Inc.	70,180,222
Telecommunication Services - 2.6%
470,295	SBA Communications Corp.*	52,748,287
Total Common Stocks (Cost $1,362,091,583)		1,972,953,688

Short-Term Investments - 3.2%
Money Market Funds - 3.2%
65,201,367	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.35%#	65,201,367
Total Short-Term Investments (Cost $65,201,367)		65,201,367
Total Investments - 100.3% (Cost $1,427,292,950)		2,038,155,055
Other Liabilities in Excess of Assets - (0.3)%		(5,791,603)
NET ASSETS - 100.0%		$2,032,363,452

* Non-Income Producing
# Annualized seven-day yield as of September 30, 2016.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows+:

Tax cost of investments	$1,431,180,464
Gross unrealized appreciation	641,561,237
Gross unrealized depreciation	(34,586,646)
Net unrealized appreciation (depreciation)	$606,974,591

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2016 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3
Common Stocks	$1,972,953,688	$-	$-
Short-Term Investments	$65,201,367	$-	$-
Total Investments	$2,038,155,055	$-	$-

Brown Advisory Value Equity Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 91.1%
Consumer Discretionary - 13.6%
19,841	BorgWarner, Inc.	698,006
25,121	CarMax, Inc.*	1,340,205
15,978	Garmin, Ltd.	768,702
41,853	Liberty Media Group LLC*	1,177,744
26,742	Liberty SiriusXM Group*	893,450
19,152	Michael Kors Holdings, Ltd.*	896,122
7,230	Target Corp.	496,556
5,365	Walt Disney Co.	498,194
		6,768,979
Consumer Staples - 6.1%
15,428	Philip Morris International, Inc.	1,499,910
33,538	Unilever NV ADR	1,546,102
		3,046,012
Energy - 5.3%
15,181	Occidental Petroleum Corp.	1,106,998
55,223	Suncor Energy, Inc.	1,534,095
		2,641,093
Financials - 21.7%
13,075	Ameriprise Financial, Inc.	1,304,493
37,547	Charles Schwab Corp.	1,185,359
11,899	Comerica, Inc.	563,061
20,511	JPMorgan Chase & Co.	1,365,827
149,592	Regions Financial Corp.	1,476,473
34,827	SunTrust Banks, Inc.	1,525,423
17,548	Synovus Financial Corp.	570,836
6,700	T. Rowe Price Group, Inc.	445,550
29,456	Wells Fargo & Co.	1,304,312
7,643	Willis Towers Watson PLC	1,014,761
		10,756,095
Health Care - 15.2%
31,508	AbbVie, Inc.	1,987,210
9,664	Centene Corp.*	647,102
36,445	Hologic, Inc.*	1,415,159
19,864	Merck & Co., Inc.	1,239,712
11,119	Novartis AG ADR	877,956
29,803	Teva Pharmaceutical Industries, Ltd. ADR	1,371,236
		7,538,375
Industrials - 4.7%
7,118	General Dynamics Corp.	1,104,429
41,504	General Electric Co.	1,229,348
		2,333,777
Information Technology - 24.5%
1,681	Alphabet, Inc.*	1,306,624
13,835	Apple, Inc.	1,564,047
50,774	Cisco Systems, Inc.	1,610,551
37,929	CommScope Holding Co, Inc.*	1,142,042
47,965	eBay, Inc.*	1,578,049
15,162	Microchip Technology, Inc.	942,167
22,546	Microsoft Corp.	1,298,650
16,852	PayPal Holdings, Inc.*	690,426
16,859	QUALCOMM, Inc.	1,154,842
20,351	Yahoo, Inc.*	877,128
		12,164,526
Total Common Stocks (Cost $34,279,442)		45,248,857

Real Estate Investment Trusts - 3.6%
35,564	Forest City Realty Trust, Inc.	822,595
15,056	W.P. Carey, Inc.	971,564
Total Real Estate Investment Trusts (Cost $1,557,267)		1,794,159

Short-Term Investments - 5.2%
Money Market Funds - 5.2%
2,562,232	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.35%#	2,562,232
Total Short-Term Investments (Cost $2,562,232)		2,562,232
Total Investments - 99.9% (Cost $38,398,941)		49,605,248
Other Assets in Excess of Liabilities - 0.1%		30,696
NET ASSETS - 100.0%		$49,635,944

ADR - American Depositary Receipt
* Non-Income Producing
# Annualized seven-day yield as of September 30, 2016.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows+:

Tax cost of investments		$39,499,814
Gross unrealized appreciation		11,474,393
Gross unrealized depreciation		(1,368,959)
Net unrealized appreciation (depreciation)		$10,105,434

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2016 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3
Common Stocks	$45,248,857	$-	$-
Real Estate Investment Trusts	$1,794,159	$-	$-
Short-Term Investments	$2,562,232	$-	$-
Total Investments	$49,605,248	$-	$-

Brown Advisory Flexible Equity Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 93.5%
Consumer Discretionary - 16.0%
94,994	Best Buy Co., Inc.	3,626,871
235,349	CarMax, Inc.*	12,555,869
153,343	Lowe's Companies, Inc.	11,072,898
8,638	Priceline Group, Inc.*	12,710,730
85,156	TJX Companies, Inc.	6,367,966
90,136	Walt Disney Co.	8,370,029
		54,704,363
Consumer Staples - 1.4%
45,119	PepsiCo, Inc.	4,907,594

Energy - 5.4%
507,992	Kinder Morgan, Inc.	11,749,855
92,473	Occidental Petroleum Corp.	6,743,131
		18,492,986
Financials - 19.1%
72,251	Ameriprise Financial, Inc.	7,208,482
208,318	Bank of America Corp.	3,260,177
116,557	Berkshire Hathaway, Inc.*	16,838,990
317,355	Charles Schwab Corp.	10,018,897
116,455	JPMorgan Chase & Co.	7,754,738
389,606	Regions Financial Corp.	3,845,411
65,604	T. Rowe Price Group, Inc.	4,362,666
271,066	Wells Fargo & Co.	12,002,803
		65,292,164
Health Care - 12.7%
56,094	Aetna, Inc.	6,476,053
30,181	Anthem, Inc.	3,781,981
91,457	Edwards Lifesciences Corp.*	11,026,056
125,906	Express Scripts Holding Co.*	8,880,150
54,264	Merck & Co., Inc.	3,386,616
219,903	Teva Pharmaceutical Industries, Ltd. ADR	10,117,737
		43,668,593
Industrials - 8.1%
158,630	Canadian National Railway Co.	10,374,402
30,587	General Dynamics Corp.	4,745,879
88,145	United Rentals, Inc.*	6,918,501
54,671	United Technologies Corp.	5,554,574
		27,593,356
Information Technology - 30.8%
60,463	Accenture PLC	7,386,765
5,992	Alphabet, Inc. - Class A*	4,817,928
14,792	Alphabet, Inc. - Class C*	11,497,674
90,364	Apple, Inc.	10,215,650
126,922	eBay, Inc.*	4,175,734
34,935	Facebook, Inc.*	4,481,112
128,853	MasterCard, Inc.	13,113,370
159,135	Microsoft Corp.	9,166,176
126,922	PayPal Holdings, Inc.*	5,199,994
124,585	QUALCOMM, Inc.	8,534,072
230,776	Visa, Inc.	19,085,175
181,796	Yahoo, Inc.*	7,835,408
		105,509,058
Total Common Stocks (Cost $247,154,733)		320,168,114

Real Estate Investment Trusts - 1.6%
59,853	Crown Castle International Corp.	5,638,751
Total Real Estate Investment Trusts (Cost $4,320,172)		5,638,751

Warrants - 0.1%
20,000	Wells Fargo & Co.*, Exercise price $33.90 expires 10/28/2018	249,600
Total Warrants (Cost $221,300)		249,600

Short-Term Investments - 4.6%
Money Market Funds - 4.6%
15,613,834	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.35%#	15,613,834
Total Short-Term Investments (Cost $15,613,834)		15,613,834
Total Investments - 99.8% (Cost $267,310,039)		341,670,299
Other Assets in Excess of Liabilities - 0.2%		815,663
NET ASSETS - 100.0%		$342,485,962

ADR - American Depositary Receipt
* Non-Income Producing
# Annualized seven-day yield as of September 30, 2016.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows+:

Tax cost of investments		$267,956,218
Gross unrealized appreciation		78,363,960
Gross unrealized depreciation		(4,649,879)
Net unrealized appreciation (depreciation)		$73,714,081

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2016 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3
Common Stocks	$320,168,114	$-	$-
Real Estate Investment Trusts	$5,638,751	$-	$-
Warrants	$249,600	$-	$-
Short-Term Investments	$15,613,834	$-	$-
Total Investments	$341,670,299	$-	$-

Brown Advisory Equity Income Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 87.2%
Consumer Discretionary - 9.0%
36,576	Best Buy Co., Inc.	1,396,471
29,481	McDonald's Corp.	3,400,928
47,688	Target Corp.	3,275,212
54,556	V.F. Corp.	3,057,864
		11,130,475
Consumer Staples - 13.9%
97,288	Altria Group, Inc.	6,151,520
79,340	Coca-Cola Co.	3,357,669
42,764	Philip Morris International, Inc.	4,157,516
77,332	Unilever NV ADR	3,565,005
		17,231,710
Energy - 4.6%
67,288	Kinder Morgan, Inc.	1,556,372
35,410	Occidental Petroleum Corp.	2,582,097
57,181	Suncor Energy, Inc.	1,588,488
		5,726,957
Financials - 14.5%
27,343	Ameriprise Financial, Inc.	2,728,011
39,136	Cincinnati Financial Corp.	2,951,637
23,423	Erie Indemnity Co.	2,390,786
48,336	JPMorgan Chase & Co.	3,218,694
61,008	OneBeacon Insurance Group, Ltd.	871,194
72,310	Wells Fargo & Co.	3,201,887
19,471	Willis Towers Watson PLC	2,585,165
		17,947,374
Health Care - 12.2%
56,889	AbbVie, Inc.	3,587,989
29,578	Johnson & Johnson	3,494,049
44,092	Merck & Co., Inc.	2,751,782
41,177	Novartis AG ADR	3,251,336
44,578	Teva Pharmaceutical Industries, Ltd. ADR	2,051,034
		15,136,190
Industrials - 13.0%
12,473	General Dynamics Corp.	1,935,311
103,541	General Electric Co.	3,066,884
75,226	Healthcare Services Group, Inc.	2,977,445
72,180	Nielsen Holdings PLC	3,866,683
22,354	PACCAR, Inc.	1,313,968
29,611	United Technologies Corp.	3,008,478
		16,168,769
Information Technology - 18.8%
25,270	Accenture PLC	3,087,236
35,896	Apple, Inc.	4,058,043
40,853	Automatic Data Processing, Inc.	3,603,234
130,625	Cisco Systems, Inc.	4,143,425
89,902	Microsoft Corp.	5,178,355
46,846	QUALCOMM, Inc.	3,208,951
		23,279,244
Materials - 1.2%
12,505	Praxair, Inc.	1,510,979
Total Common Stocks (Cost $76,592,019)		108,131,698

Preferred Stocks - 2.2%
106,878	Public Storage, Inc. - Series S	2,717,908
Total Preferred Stocks (Cost $2,570,032)		2,717,908

Real Estate Investment Trusts - 5.8%
59,416	W.P. Carey, Inc.	3,834,115
106,813	Weyerhaeuser Co.	3,411,607
Total Real Estate Investment Trusts (Cost $6,233,677)		7,245,722

Short-Term Investments - 5.0%
Money Market Funds - 5.0%
6,200,126	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.35%#	6,200,126
Total Short-Term Investments (Cost $6,200,126)		6,200,126
Total Investments - 100.2% (Cost $91,595,854)		124,295,454
Liabilities in Excess of Other Assets - (0.2)%		(199,898)
NET ASSETS - 100.0%		$124,095,556

ADR - American Depositary Receipt
# Annualized seven-day yield as of September 30, 2016.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows+:

Tax cost of investments		$91,020,015
Gross unrealized appreciation		33,698,591
Gross unrealized depreciation		(423,152)
Net unrealized appreciation (depreciation)		$33,275,439

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2016 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3
Common Stocks	$108,131,698	$-	$-
Preferred Stocks	$2,717,908	$-	$-
Real Estate Investment Trusts	$7,245,722	$-	$-
Short-Term Investments	$6,200,126	$-	$-
Total Investments	$124,295,454	$-	$-

Brown Advisory Sustainable Growth Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 91.5%
Consumer Discretionary - 12.0%
22,439	Amazon.com, Inc.*	18,788,399
148,027	Nike, Inc.	7,793,622
182,755	Starbucks Corp.	9,894,356
112,067	TJX Companies, Inc.	8,380,370
		44,856,747
Consumer Staples - 2.0%
84,486	TreeHouse Foods, Inc.*	7,366,334
Health Care - 21.4%
67,117	Alexion Pharmaceuticals, Inc.*	8,224,517
170,440	Cerner Corp.*	10,524,670
160,342	Danaher Corp.	12,569,209
95,778	IDEXX Laboratories, Inc.*	10,797,054
22,537	Mettler-Toledo International, Inc.*	9,461,709
95,708	Thermo Fisher Scientific, Inc.	15,223,314
92,855	UnitedHealth Group, Inc.	12,999,700
		79,800,173
Industrials - 24.2%
133,002	A.O. Smith Corp.	13,139,268
42,117	Acuity Brands, Inc.	11,144,158
88,176	Canadian National Railway Co.	5,766,711
153,692	Fortive Corp.	7,822,923
205,538	Healthcare Services Group, Inc.	8,135,194
194,947	Hexcel Corp.	8,636,152
99,998	J.B. Hunt Transport Services, Inc.	8,113,838
62,068	Middleby Corp.*	7,672,846
133,126	Verisk Analytics, Inc.*	10,820,481
113,791	Wabtec Corp.	9,291,035
		90,542,606
Information Technology - 29.6%
116,131	Adobe Systems, Inc.*	12,604,859
74,383	Akamai Technologies, Inc.*	3,941,555
19,791	Alphabet, Inc. - Class A*	15,913,152
3,267	Alphabet, Inc. - Class C*	2,539,406
141,007	Facebook, Inc.*	18,086,968
104,308	Intuit, Inc.	11,474,923
85,466	NXP Semiconductors NV*	8,718,387
140,761	Red Hat, Inc.*	11,377,712
118,594	salesforce.com, Inc.*	8,459,310
209,232	Visa, Inc.	17,303,486
		110,419,758
Materials - 2.3%
71,920	Ecolab, Inc.	8,754,102
Total Common Stocks (Cost $248,612,751)		341,739,720

Real Estate Investment Trusts - 3.9%
128,200	American Tower Corp.	14,528,906
Total Real Estate Investment Trusts (Cost $12,292,044)		14,528,906

Short-Term Investments - 4.6%
Money Market Funds - 4.6%
17,087,004	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.35%#	17,087,004
Total Short-Term Investments (Cost $17,087,004)		17,087,004
Total Investments - 100.0% (Cost $277,991,799)		373,355,630
Other Assets in Excess of Liabilities - 0.0%		71,000
NET ASSETS - 100.0%		$373,426,630

*Non-Income Producing
#Annualized seven-day yield as of September 30, 2016.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows+:

Tax cost of investments		$278,289,138
Gross unrealized appreciation		99,154,250
Gross unrealized depreciation		(4,087,758)
Net unrealized appreciation (depreciation)		$95,066,492

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2016 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3
Common Stocks	$341,739,720	$-	$-
Real Estate Investment Trusts	$14,528,906	$-	$-
Short-Term Investments	$17,087,004	$-	$-
Total Investments	$373,355,630	$-	$-

Brown Advisory Small-Cap Growth Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 89.9%
Consumer Discretionary - 13.1%
273,528	Black Diamond, Inc.*	1,405,934
136,450	Bright Horizons Family Solutions, Inc.*	9,127,141
186,983	Carrols Restaurant Group, Inc.*	2,470,045
34,436	Core-Mark Holding Co., Inc.	1,232,809
8,032	CoStar Group, Inc.*	1,739,169
72,874	Cotiviti Holdings, Inc.*	2,443,465
27,084	Expedia, Inc.	3,161,244
461,386	Global Eagle Entertainment, Inc.*	3,834,118
160,492	Liberty Media Group LLC*	4,598,096
412,295	Liberty TripAdvisor Holdings, Inc.*	9,008,646
225,508	Lindblad Expeditions Holdings, Inc.*	2,029,572
81,677	Papa John's International, Inc.	6,440,231
39,898	SiteOne Landscape Supply, Inc.*	1,433,535
		48,924,005
Consumer Staples - 2.2%
31,269	PriceSmart, Inc.	2,619,091
64,085	TreeHouse Foods, Inc.*	5,587,571
		8,206,662
Financials - 1.9%
181,545	ConnectOne Bancorp, Inc.	3,278,703
73,453	Prosperity Bancshares, Inc.	4,031,835
		7,310,538
Health Care - 16.3%
60,287	Acceleron Pharma, Inc.*	2,181,787
84,877	Alder Biopharmaceuticals, Inc.*	2,781,419
65,532	BeiGene, Ltd. ADR*	2,019,041
101,104	Charles River Laboratories International, Inc.*	8,426,008
57,662	Coherus BioSciences, Inc.*	1,544,188
89,935	Diplomat Pharmacy, Inc.*	2,519,079
37,297	Henry Schein, Inc.*	6,078,665
71,248	IDEXX Laboratories, Inc.*	8,031,787
9,931	Incyte Corp.*	936,394
13,690	Laboratory Corp. of America Holdings*	1,882,101
89,192	Medidata Solutions, Inc.*	4,973,346
64,664	Neurocrine Biosciences, Inc.*	3,274,585
124,330	Novadaq Technologies, Inc.*	1,438,498
109,656	Omeros Corp.*	1,223,761
157,223	Press Ganey Holdings, Inc.*	6,351,809
198,957	Teladoc, Inc.*	3,642,903
50,980	Ultragenyx Pharmaceutical, Inc.*	3,616,521
		60,921,892
Industrials - 19.2%
92,356	Advisory Board Co.*	4,132,007
48,788	CEB, Inc.	2,657,482
106,499	DigitalGlobe, Inc.*	2,928,722
135,380	ESCO Technologies, Inc.	6,284,340
137,858	Healthcare Services Group, Inc.	5,456,420
107,501	HEICO Corp.	7,439,069
147,406	Hexcel Corp.	6,530,086
60,003	IDEX Corp.	5,614,481
182,707	Knight Transportation, Inc.	5,241,864
55,212	WageWorks, Inc.*	3,362,963
204,720	Waste Connections, Inc.	15,292,584
114,239	Woodward, Inc.	7,137,653
		72,077,671

Information Technology - 34.0%
183,553	2U, Inc.*	7,028,244
104,071	Aspen Technology, Inc.*	4,869,482
104,065	Blackbaud, Inc.	6,903,672
126,405	Broadridge Financial Solutions, Inc.	8,568,995
244,991	BroadSoft, Inc.*	11,404,331
142,706	Cavium, Inc.*	8,305,489
88,774	CoreLogic, Inc.*	3,481,716
114,623	Electronics For Imaging, Inc.*	5,607,357
112,422	Envestnet, Inc.*	4,097,782
30,202	Fair Isaac Corp.	3,762,867
247,945	Genpact, Ltd.*	5,938,283
36,472	Global Payments, Inc.	2,799,591
55,893	Guidewire Software, Inc.*	3,352,462
140,617	Interactive Intelligence Group, Inc.*	8,456,706
176,716	MACOM Technology Solutions Holdings, Inc.*	7,482,156
104,897	MAXIMUS, Inc.	5,932,974
107,748	Mimecast, Ltd.*	2,061,219
210,921	Monotype Imaging Holdings, Inc.	4,663,463
12,256	Nutanix, Inc.*	453,472
9,032	Paylocity Holding Corp.*	401,563
31,067	Pegasystems, Inc.	916,166
17,941	Proofpoint, Inc.*	1,342,884
79,041	SPS Commerce, Inc.*	5,802,400
96,175	Synchronoss Technologies, Inc.*	3,960,487
38,911	Ultimate Software Group, Inc.*	7,953,019
17,651	WEX, Inc.*	1,907,897
		127,454,677
Telecommunication Services - 3.2%
324,300	Cogent Communications Holdings, Inc.	11,937,483
Total Common Stocks (Cost $240,632,652)		336,832,928

Contingent Value Rights - 0.1%
118,191	Dyax Corp.*†'	131,192
Total Contingent Value Rights (Cost $131,192)		131,192

Private Placements - 0.7%
18,800	Greenspring Global Partners IV-B, L.P.*†^	2,568,392
82,769	Greenspring Global Partners V-B, L.P.*†~	124,170
Total Private Placements (Cost $468,713)		2,692,562

Short-Term Investments - 10.6%
Money Market Funds - 10.6%
39,822,221	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.35%#	39,822,221
Total Short-Term Investments (Cost $39,822,221)		39,822,221
Total Investments - 101.3% (Cost $281,054,778)		379,478,903
Liabilities in Excess of Other Assets - (1.3)%		(4,789,914)
NET ASSETS - 100.0%		$374,688,989

ADR - American Depositary Receipt
*Non-Income Producing
^Security is exempt from registration under Regulation D of the Securities Act of 1933. Security is fair valued under the supervision of the Board of Trustees and was acquired from February 2008 to August 2016 as part of a $2,000,000 capital commitment. At September 30, 2016, 1,880,000 of the capital commitment has been fulfilled by the Fund.

~Security is exempt from registration under Regulation D of the Securities Act of 1933. Security is fair valued under the supervision of the Board of Trustees and was acquired from October 2012 to July 2016 as part of a $100,000 capital commitment. At September 30, 2016, $82,000 of the capital commitment has been fulfilled by the Fund.

†All or a portion of this security is considered illiquid. At September 30, 2016 the total market value of securities considered illiquid was $2,823,754 or 0.8% of net assets.
` Security is fair valued under supervision of the Board of Trustees
#Annualized seven-day yield as of September 30, 2016.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows+:

Tax cost of investments	$282,171,908
Gross unrealized appreciation	103,118,829
Gross unrealized depreciation	(5,811,834)
Net unrealized appreciation (depreciation)	$97,306,995

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2016 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3
Common Stocks	$336,832,928	$-	$-
Contingent Value Rights	$-	$-	$131,192
Private Placements	$-	$-	$2,692,562
Short-Term Investments	$39,822,221	$-	$-
Total Investments	$376,655,149	$-	$2,823,754

Brown Advisory Small-Cap Fundamental Value Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 86.2%
Consumer Discretionary - 13.8%
180,512	Cato Corp.	5,937,040
638,557	Core-Mark Holding Co., Inc.	22,860,341
254,904	Culp, Inc.	7,588,492
1,928,766	Denny's Corp.*	20,618,509
544,754	Destination Maternity Corp.†	3,856,858
467,423	Murphy USA, Inc.*	33,355,305
393,267	Nexstar Broadcasting Group, Inc.	22,695,439
2,008,028	Regis Corp.*†	25,200,751
		142,112,735
Consumer Staples - 1.8%
119,188	Casey's General Stores, Inc.	14,320,438
105,714	MGP Ingredients, Inc.	4,283,532
		18,603,970
Energy - 2.2%
246,666	Green Plains Partners L.P.	4,735,987
1,398,624	Par Pacific Holdings, Inc.*	18,294,002
		23,029,989
Financials - 30.4%
2,717,250	American Capital, Ltd.*	45,948,697
339,944	Assurant, Inc.	31,359,834
707,964	Capital Bank Financial Corp.	22,732,724
159,315	Farmers Capital Bank Corp.†	4,722,097
622,885	Maiden Holdings, Ltd.	7,904,411
400,856	Medley Management, Inc.†	3,371,199
494,369	National General Holdings Corp.	10,994,767
1,759,196	NorthStar Asset Management Group, Inc.	22,746,404
575,733	OceanFirst Financial Corp.	11,088,618
183,824	Oritani Financial Corp.	2,889,713
345,126	Pacific Premier Bancorp, Inc.*	9,132,034
474,494	Primerica, Inc.	25,162,417
346,162	Renasant Corp.	11,641,428
1,157,674	Synovus Financial Corp.	37,659,135
1,654,683	TFS Financial Corp.†	29,469,904
197,590	TriState Capital Holdings, Inc.*	3,191,079
294,341	Triumph Bancorp, Inc.*†	5,839,725
293,305	Virtus Investment Partners, Inc.	28,702,827
		314,557,013
Health Care - 3.5%
166,863	Addus HomeCare Corp.*	4,365,136
580,392	Air Methods Corp.*	18,276,544
277,759	Providence Service Corp.*	13,507,420
		36,149,100
Industrials - 13.5%
1,019,831	Albany International Corp.†	43,220,438
750,363	DigitalGlobe, Inc.*	20,634,982
348,235	EnPro Industries, Inc.	19,786,713
817,730	Federal Signal Corp.	10,843,100
388,522	Kadant, Inc.	20,245,881
793,893	McGrath RentCorp†	25,174,347
		139,905,461

Information Technology - 9.8%
368,963	Broadridge Financial Solutions, Inc.	25,012,002
953,501	CTS Corp.†	17,735,119
80,840	DST Systems, Inc.	9,532,653
825,487	EchoStar Corp.*	36,181,095
231,120	MAXIMUS, Inc.	13,072,147
		101,533,016
Materials - 8.3%
365,475	Clearwater Paper Corp.*	23,635,268
314,033	Deltic Timber Corp.†	21,269,455
208,651	KMG Chemicals, Inc.	5,911,083
441,512	Neenah Paper, Inc.	34,883,863
		85,699,669
Telecommunication Services - 2.7%
381,490	ATN International, Inc.	24,812,110
124,370	Hawaiian Telcom HoldCo, Inc.*	2,784,644
		27,596,754
Utilities - 0.2%
188,448	Star Gas Partners L.P.	1,818,523
Total Common Stocks (Cost $736,155,991)		891,006,230

Real Estate Investment Trusts - 8.0%
1,458,234	Forest City Realty Trust, Inc.	33,728,953
3,243,975	MFA Financial, Inc.	24,264,933
1,869,690	NorthStar Realty Finance Corp.	24,623,817
Total Real Estate Investment Trusts (Cost $76,119,927)		82,617,703

Short-Term Investments - 6.1%
Money Market Funds - 6.1%
62,407,534	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.35%#	62,407,534
Total Short-Term Investments (Cost $62,407,534)		62,407,534
Total Investments - 100.3% (Cost $874,683,452)		1,036,031,467
Liabilities in Excess of Other Assets - (0.3)%		(2,703,610)
NET ASSETS - 100.0%		$1,033,327,857

* Non-Income Producing
†All or a portion of this security is considered illiquid. At September 30, 2016 the total market value of securities considered illiquid was $49,584,151 or 4.8% of net assets.
# Annualized seven-day yield as of September 30, 2016.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows+:

Tax cost of investments		$877,293,199
Gross unrealized appreciation		190,719,244
Gross unrealized depreciation		(31,980,976)
Net unrealized appreciation (depreciation)		$158,738,268

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2016 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3
Common Stocks	$891,006,230	$-	$-
Real Estate Investment Trusts	$82,617,703	$-	$-
Short-Term Investments	$62,407,534	$-	$-
Total Investments	$1,036,031,467	$-	$-

Brown Advisory Global Leaders Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 91.9%
China - 3.1%
144,334	AIA Group, Ltd.	970,609
Denmark - 3.7%
9,457	Novo Nordisk A/S	394,156
17,104	Novozymes A/S	754,387
		1,148,543
Germany - 2.6%
6,880	Henkel AG & Co. KGaA	802,446
India - 4.1%
33,532	HDFC Bank, Ltd.	738,505
49,025	Sun Pharmaceutical Industries, Ltd.	548,038
		1,286,543
Indonesia - 1.6%
517,759	Bank Rakyat Indonesia Persero	485,833
Sweden - 1.5%
17,236	Atlas Copco AB	470,973
Switzerland - 2.3%
3,720	Schindler Holding AG	704,597
Taiwan - 3.7%
38,006	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,162,603
United Kingdom - 4.0%
22,162	Unilever PLC	1,048,702
3,842	Unilever PLC ADR	182,111
		1,230,813

United States - 65.3%
Consumer Discretionary - 11.6%
14,292	Nike, Inc.	752,474
660	Priceline Group, Inc.*	971,184
17,137	Starbucks Corp.	927,797
12,554	TJX Companies, Inc.	938,788
		3,590,243
Consumer Staples - 6.6%
17,030	Brown-Forman Corp.	807,903
14,184	Estee Lauder Companies, Inc.	1,256,135
		2,064,038
Financials - 7.1%
24,408	Charles Schwab Corp.	770,561
11,832	JPMorgan Chase & Co.	787,893
5,826	Moody's Corp.	630,839
		2,189,293
Health Care - 5.8%
6,688	Cigna Corp.	871,580
7,834	Edwards Lifesciences Corp.*	944,468
		1,816,048
Industrials - 4.9%
5,099	3M Co.	898,597
7,514	Verisk Analytics, Inc.*	610,738
		1,509,335

Information Technology - 23.8%
1,630	Alphabet, Inc.*	1,266,983
5,313	Apple, Inc.	600,635
18,323	Cognizant Technology Solutions Corp.*	874,190
7,334	Facebook, Inc.*	940,732
12,669	MasterCard, Inc.	1,289,325
8,583	NXP Semiconductors NV*	875,552
7,319	PayPal Holdings, Inc.*	299,859
15,172	Visa, Inc.	1,254,724
		7,402,000
Materials - 5.5%
7,171	Ecolab, Inc.	872,854
3,005	Sherwin-Williams Co.	831,363
		1,704,217
Total United States		20,275,174
Total Common Stocks (Cost $25,973,798)		28,538,134

Short-Term Investments - 9.1%
Money Market Funds - 9.1%
2,833,891	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.35%#	2,833,891
Total Short-Term Investments (Cost $2,833,891)		2,833,891
Total Investments - 101.0% (Cost $28,807,689)		31,372,025
Liabilities in Excess of Other Assets - (1.0)%		(299,756)
NET ASSETS - 100.0%		$31,072,269

ADR - American Depositary Receipt
* Non-Income Producing
# Annualized seven-day yield as of September 30, 2016.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows+:

Tax cost of investments		$28,935,722
Gross unrealized appreciation		3,242,796
Gross unrealized depreciation		(806,493)
Net unrealized appreciation (depreciation)		$2,436,303

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2016 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3
Common Stocks:
China	$-	$970,609	$-
Denmark	$-	$1,148,543	$-
Germany	$-	$802,446	$-
India	$738,505	$548,038	$-
Indonesia	$-	$485,833	$-
Sweden	$-	$470,973	$-
Switzerland	$-	$704,597	$-
Taiwan	$1,162,603	$-	$-
United Kingdom	$182,111	$1,048,702	$-
United States	$20,275,174	$-	$-
Short-Term Investments	$2,833,891	$-	$-
Total Investments	$25,192,284	$6,179,741	$-

Brown Advisory Intermediate Income Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Corporate Bonds & Notes - 28.0%
1,520,000	21st Century Fox America, Inc.	3.00%	09/15/2022	1,585,007
1,200,000	Activision Blizzard, Inc.^	6.13%	09/15/2023	1,319,109
1,525,000	American Express Credit Corp.#	1.12%	08/15/2019	1,525,651
1,465,000	American Tower Corp.	3.13%	01/15/2027	1,461,376
881,000	Analog Devices, Inc.	3.90%	12/15/2025	944,209
1,465,000	AutoZone, Inc.	3.13%	04/21/2026	1,499,889
1,330,000	Barnabas Health, Inc.	4.00%	07/01/2028	1,403,759
1,463,000	BB&T Corp.#	1.34%	01/15/2020	1,467,752
1,370,000	Boston Properties L.P.	4.13%	05/15/2021	1,491,438
1,525,000	Campbell Soup Co.	2.50%	08/02/2022	1,563,502
1,425,000	Canadian Natural Resources, Ltd.	5.90%	02/01/2018	1,495,858
1,521,000	CC Holdings GS V LLC/Crown Castle GS III Corp.	3.85%	04/15/2023	1,629,200
838,000	Clorox Co.	3.05%	09/15/2022	877,252
1,300,000	Digital Realty Trust L.P.	5.88%	02/01/2020	1,445,139
1,445,000	E*TRADE Financial Corp.	5.38%	11/15/2022	1,540,724
1,385,000	Education Realty Operating Partnership L.P.	4.60%	12/01/2024	1,446,002
1,350,000	Fidelity National Information Services, Inc.	5.00%	10/15/2025	1,542,271
1,650,000	FMC Technologies, Inc.	3.45%	10/01/2022	1,673,999
1,495,000	Healthcare Trust of America Holdings L.P.	3.38%	07/15/2021	1,550,885
1,435,000	Janus Capital Group, Inc.	4.88%	08/01/2025	1,540,672
1,490,000	JB Hunt Transport Services, Inc.	2.40%	03/15/2019	1,504,843
1,430,000	Legg Mason, Inc.	3.95%	07/15/2024	1,465,394
1,000,000	Micron Technology, Inc.^	7.50%	09/15/2023	1,113,240
1,565,000	Providence Health & Services Obligated Group#	1.58%	10/01/2017	1,569,377
1,610,000	Regency Energy Partners L.P.	4.50%	11/01/2023	1,623,207
1,400,000	Reliance Steel & Aluminum Co.	4.50%	04/15/2023	1,465,251
2,275,000	Royal Bank of Canada#	1.20%	03/06/2020	2,273,835
1,460,000	Verizon Communications, Inc.	3.65%	09/14/2018	1,524,583
Total Corporate Bonds & Notes (Cost $40,491,981)				41,543,424

Mortgage Backed Securities - 17.0%
3,225	FHLMC PC, Pool# C00210	8.00%	01/01/2023	3,699
361,084	FHLMC PC, Pool# 1B0889#	2.56%	05/01/2033	380,588
94,917	FHLMC PC, Pool# 1J0203#	2.28%	04/01/2035	100,742
2,476,214	FHLMC PC, Pool# Q2-5749	4.00%	04/01/2044	2,657,063
1,386,996	FHLMC PC, Pool# Q4-2019	3.00%	07/01/2046	1,443,044
1,600,000	FHLMC REMIC, Series K-042	2.67%	12/25/2024	1,685,540
1,525,000	FHLMC REMIC, Series K-046	3.21%	03/25/2025	1,666,840
700,000	FHLMC REMIC, Series K-047	3.33%	05/25/2025	772,388
1,550,000	FHLMC REMIC, Series K-048	3.28%	06/25/2025	1,702,694
114,185	FHLMC REMIC, Series 2782	4.00%	11/15/2033	117,397
781	FNMA, Pool# 254089	6.00%	12/01/2016	782
18,044	FNMA, Pool# 539082	7.00%	08/01/2028	18,239
8,843	FNMA, Pool# 625536	6.00%	01/01/2032	10,129
40,029	FNMA, Pool# 628837	6.50%	03/01/2032	46,144
139,082	FNMA, Pool# 663238	5.50%	09/01/2032	157,025
37,263	FNMA, Pool# 744805#	2.39%	11/01/2033	37,957
18,847	FNMA, Pool# 741373#	2.66%	12/01/2033	19,675
68,024	FNMA, Pool# 764342#	2.40%	02/01/2034	70,330
53,554	FNMA, Pool# 848817	5.00%	01/01/2036	59,460
2,391,609	FNMA, Pool# AB9339	3.00%	05/01/2043	2,501,987
963,663	FNMA, Pool# AS1474	4.50%	01/01/2044	1,056,060
780,056	FNMA, Pool# AV7911	4.50%	01/01/2044	855,131
4,825,846	FNMA, Pool# AY3879	3.50%	11/01/2045	5,109,163
2,529,272	FNMA, Pool# AY3880	4.00%	11/01/2045	2,725,801
1,415,898	FNMA, Pool# AL8256	3.00%	03/01/2046	1,485,415

2,050,221	FNMA REMIC Trust, Series 2013-115~	3.00%	04/25/2031	223,928
7,009	GNMA, Pool# 781450	5.00%	06/15/2017	7,123
19,429	GNMA, Pool# 487110	6.50%	04/15/2029	22,987
28,502	GNMA, Pool# 781186	9.00%	06/15/2030	32,315
6,416	GNMA, Pool# 571166	7.00%	08/15/2031	6,618
2,365,982	GNMA REMIC Trust, Series 2013-79~	3.00%	01/20/2042	195,418
Total Mortgage Backed Securities (Cost $24,642,845)				25,171,682

Municipal Bonds - 8.7%
1,500,000	Minneapolis/St. Paul Housing & Redevelopment Authority#	0.78%	08/15/2025	1,500,000
2,000,000	Miami-Dade County Florida Aviation	2.37%	10/01/2023	2,034,740
670,000	District of Columbia Income Tax Secured, Series 2010F	4.71%	12/01/2022	775,887
1,000,000	Illinois, State of	2.30%	06/15/2019	1,024,880
500,000	New Hampshire Health and Education Facilities Authority Act#	0.90%	07/01/2033	500,000
1,250,000	North Texas Tollway Authority	8.91%	02/01/2030	1,492,600
2,750,000	Port Authority New York & New Jersey	5.31%	12/01/2019	3,085,390
1,495,000	State Board of Administration Finance Corp.	2.11%	07/01/2018	1,517,918
1,000,000	Triborough Bridge & Tunnel Authority#	0.78%	01/01/2032	1,000,000
Total Municipal Bonds (Cost $12,502,418)				12,931,415

Asset Backed Securities - 8.2%
420,851	AmeriCredit Automobile Receivables Trust, Series 2012-4 C	1.93%	08/08/2018	421,401
875,000	AmeriCredit Automobile Receivables Trust, Series 2015-3 B	2.08%	09/08/2020	882,158
700,000	AmeriCredit Automobile Receivables Trust, Series 2015-4	1.70%	07/08/2020	700,231
781,913	AmeriCredit Automobile Receivables Trust, Series 2016-1 A-2-A#	1.52%	06/10/2019	783,825
269,886	Capital Auto Receivables Asset Trust, Series 2014-1	1.32%	06/20/2018	270,029
1,500,000	Madison Park Funding XVII, Ltd., Series 2015-17A#^	2.63%	07/21/2027	1,500,624
1,500,000	Octagon Investment Partners 24, Ltd., Series A-2#^	2.60%	05/21/2027	1,500,077
1,500,000	Octagon Investment Partners XXII, Ltd., Series B-2#^	2.94%	11/25/2025	1,502,031
241,415	Oscar U.S. Funding Trust IV, Series 2016-4#^	2.14%	07/15/2020	242,851
125,000	Oscar U.S. Funding Trust V, Series 2016-5#^†	2.02%	11/15/2019	125,000
1,500,000	OZLM XIII, Ltd., Series 2015-13A#^	2.74%	07/30/2027	1,506,676
285,000	Santander Drive Auto Receivables Trust, Series 2015-2	2.44%	04/15/2021	288,267
1,000,000	Santander Drive Auto Receivables Trust, Series 2015-4	1.58%	09/16/2019	1,001,882
1,500,000	Stewart Park CLO, Ltd., Series 2015-1#^	2.63%	04/15/2026	1,502,326
Total Asset Backed Securities (Cost $12,188,119)				12,227,378

U.S. Treasury Notes - 16.6%
1,465,000	United States Treasury Note	0.88%	01/31/2017	1,467,718
8,700,000	United States Treasury Note	1.38%	02/29/2020	8,815,040
9,980,000	United States Treasury Note	1.88%	08/31/2022	10,300,059
1,470,000	United States Treasury Note	0.75%	10/31/2017	1,471,177
2,500,000	United States Treasury Note	1.63%	05/15/2026	2,503,807
Total U.S. Treasury Notes (Cost $24,274,135)				24,557,801
Shares
Affiliated Mutual Funds - 17.9%
2,589,098	Brown Advisory Mortgage Securities Fund - Institutional Shares			26,460,578
Total Affiliated Mutual Funds (Cost $26,238,441)				26,460,578

Short-Term Investments - 3.4%
Money Market Funds - 3.4%
5,106,766	First American Treasury Obligations Fund - Class Z, 0.22%*			5,106,766
Total Short-Term Investments (Cost $5,106,766)				5,106,766
Total Investments - 99.8% (Cost $145,444,705)				147,999,044
Other Assets in Excess of Liabilities - 0.2%				239,851
NET ASSETS - 100.0%				$148,238,895

# Variable rate security. Rate disclosed is as of September 30, 2016.
* Annualized seven-day yield as of September 30, 2016.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the value of these securities amounted to $10,311,934 or 7.0% of net assets.

~ Interest Only Security
† Security is fair valued under supervision of the Board of Trustees

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows+:

Tax cost of investments	$145,444,707
Gross unrealized appreciation	2,765,018
Gross unrealized depreciation	(210,681)
Net unrealized appreciation (depreciation)	$2,554,337

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2016 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3
Corporate Bonds & Notes	$-	$41,543,424	$-
Mortgage Backed Securities	$-	$25,171,682	$-
Municipal Bonds	$-	$12,931,415	$-
Asset Backed Securities	$-	$12,102,378	$125,000
U.S. Treasury Notes	$-	$24,557,801	$-
Affiliated Mutual Funds	$26,460,578	$-	$-
Short-Term Investments	$5,106,766	$-	$-
Total Investments	$31,567,344	$116,306,700	$125,000

Investments in Affiliates
See the table below for details of the Intermediate Income Fund's investment in the Brown Advisory Mortgage Securities Fund Institutional Shares for the period ended September 30, 2016:

Affiliated Investment	Beginning Market Value [# of shares held] 7/1/2016		Purchases at Cost [# of shares purchased]		Proceeds from Sales[ # of shares sold]		Unrealized Appreciation (Depreciation) 9/30/2016	Net Realized Gains (Losses)	Ending Market Value [# of shares held] 9/30/2016		Dividend Income	Capital Gain Distributions
Brown Advisory Mortgage Securities Fund Institutional Shares	$30,526,684		$-		$4,130,000		$222,137	$28,260	$26,460,578		$157,686	$-
	[2,992,812	]	[-	]	[403,714	]			[2,589,098	]

Brown Advisory Total Return Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Mortgage Backed Securities - 39.2%
400,000	BAMLL Commercial Mortgage Securities, Series 2013-DSNY#^	1.57%	09/15/2026	399,865
800,000	FHLMC Gold, 2.5%, Due TBA October	2.50%	10/15/2031	828,812
800,000	FHLMC Gold, 3.0%, Due TBA October	3.00%	10/15/2031	840,359
1,000,000	FHLMC Gold, 3.0%, Due TBA October	3.00%	10/15/2046	1,039,219
5,000,000	FHLMC Gold, 3.5%, Due TBA October	3.50%	10/15/2046	5,275,293
649,621	FHLMC PC, Pool# J3-2596	3.50%	08/01/2030	687,634
791,483	FHLMC PC, Pool# G0-7289	3.00%	11/01/2042	833,624
397,364	FHLMC PC, Pool# Q4-0104	4.00%	04/01/2046	426,543
3,840,314	FHLMC REMIC, Series 4094~	2.50%	03/15/2027	279,741
804,124	FHLMC REMIC, Series 4107~	3.00%	08/15/2027	196,974
2,355,035	FHLMC REMIC, Series 4143~	3.50%	09/15/2042	288,403
3,000,000	FHLMC REMIC, Series 4495	2.50%	07/15/2045	3,049,272
1,056,234	FHLMC REMIC, Series 4495~	3.50%	07/15/2045	160,252
1,576,312	FHMS, Series K-055#~	1.50%	03/25/2026	164,159
700,000	FHMS, Series K-057	1.19%	07/25/2026	64,855
829,729	FHMS, Series K-056#~	1.40%	05/25/2026	80,217
2,226,009	FHMS, Series K-722#~	1.31%	03/25/2023	155,490
994,129	FNMA, Pool# AB9349	3.00%	05/01/2043	1,036,206
2,181,674	FNMA, Pool# AS2249	4.00%	04/01/2039	2,345,272
688,322	FNMA, Pool# AL6768	6.00%	05/01/2041	790,213
708,539	FNMA, Pool# AU6230	5.00%	09/01/2043	788,527
928,989	FNMA, Pool# AY0677	3.50%	03/01/2045	991,088
623,557	FNMA, Pool# AZ8218	4.00%	08/01/2045	670,182
549,502	FNMA, Pool# AZ7182	4.50%	08/01/2045	602,821
360,717	FNMA, Pool# BC4621	4.00%	03/01/2046	387,688
797,856	FNMA, Pool# BD2775	4.00%	07/01/2046	864,475
797,954	FNMA, Pool# BD2778	4.50%	07/01/2046	876,370
400,000	FNMA, Pool# BD7530	4.50%	09/01/2046	440,221
558,647	FNMA, Pool# MA2515	3.50%	01/01/2031	590,926
1,525,864	FNMA REMIC Trust, Series 2013-24~	3.00%	11/25/2040	188,932
3,400,000	FNMA, 3.0%, Due TBA October	3.00%	10/15/2046	3,534,008
1,500,000	FNMA, 3.5%, Due TBA October	3.50%	10/01/2046	1,582,851
750,000	Freddie Mac STACR Debt Notes, Series 2014-DN1#	2.65%	02/26/2024	770,435
770,000	Freddie Mac STACR Debt Notes, Series 2014-DN2#	2.18%	04/25/2024	777,238
700,000	Freddie Mac STACR Debt Notes, Series 2015-DNA1#	2.38%	10/25/2027	712,386
750,000	Freddie Mac STACR Debt Notes, Series 2015-DNA3#	3.30%	04/25/2028	773,639
560,000	Freddie Mac STACR Debt Notes, Series 2016-DNA2#	2.65%	10/25/2028	569,368
400,000	FREMF Mortgage, Series 2012-K19#^	4.17%	05/25/2045	431,716
800,000	FREMF Mortgage, Series 2013-K712#^	3.48%	05/25/2045	822,057
265,021	FREMF Mortgage, Series 2013-KF02#^	3.45%	12/25/2045	265,310
1,413,275	GNMA REMIC Trust, Series 2014-45#~	0.83%	07/16/2054	73,880
1,117,352	GNMA REMIC Trust, Series 2014-135#~	0.89%	01/16/2056	66,449
1,156,206	GNMA REMIC Trust, Series 2015-172#~	1.05%	03/16/2057	87,133
1,521,606	GNMA REMIC Trust, Series 2016-40#~	0.86%	07/16/2057	106,268
1,197,033	GNMA REMIC Trust, Series 2016-56#~	1.04%	11/16/2057	100,708
1,399,320	GNMA REMIC Trust, Series 2016-98~	1.05%	05/16/2058	117,346
1,248,739	GNMA REMIC Trust, Series 2016-110#~	1.07%	05/16/2058	106,910
625,000	GNMA REMIC Trust, Series 2016-127#~	0.96%	05/16/2058	52,301
Total Mortgage Backed Securities (Cost $35,975,506)				36,293,636

Corporate Bonds & Notes - 30.5%
725,000	Activision Blizzard, Inc.^	6.13%	09/15/2023	796,961
900,000	American Tower Corp.	3.13%	01/15/2027	897,773
536,000	Analog Devices, Inc.	3.90%	12/15/2025	574,456
820,000	AutoZone, Inc.	3.13%	04/21/2026	839,528
870,000	AvalonBay Communities, Inc.	2.95%	05/11/2026	871,161
825,000	Boston Properties L.P.	3.80%	02/01/2024	883,316
316,000	Brookfield Residential Properties, Inc.^	6.13%	07/01/2022	320,740
800,000	Campbell Soup Co.	2.50%	08/02/2022	820,198
770,000	Canadian Natural Resources, Ltd.	5.90%	02/01/2018	808,288
840,000	Capital One Financial Corp.#	5.55%	12/29/2049	856,800
750,000	Carrols Restaurant Group, Inc.	8.00%	05/01/2022	814,687
800,000	CC Holdings GS V LLC/Crown Castle GS III Corp.	3.85%	04/15/2023	856,910
488,000	Clorox Co.	3.05%	09/15/2022	510,858
500,000	Cornerstone Chemical Co.^	9.38%	03/15/2018	500,000
815,000	Digital Realty Trust L.P.	5.88%	02/01/2020	905,991
600,000	Dollar Tree, Inc.	5.25%	03/01/2020	625,500
720,000	E*TRADE Financial Corp.	5.38%	11/15/2022	767,696
820,000	Education Realty Operating Partnership L.P.	4.60%	12/01/2024	856,117
765,000	Fidelity National Information Services, Inc.	5.00%	10/15/2025	873,954
900,000	FMC Technologies, Inc.	3.45%	10/01/2022	913,090
795,000	Healthcare Trust of America Holdings L.P.	3.38%	07/15/2021	824,718
300,000	INEOS Group Holdings S.A.^	5.88%	02/15/2019	307,125
250,000	Interface Security Systems Holdings, Inc.	9.25%	01/15/2018	254,062
810,000	Janus Capital Group, Inc.	4.88%	08/01/2025	869,648
790,000	JB Hunt Transport Services, Inc.	2.40%	03/15/2019	797,870
830,000	Lamar Media Corp.	5.75%	02/01/2026	897,437
810,000	Legg Mason, Inc.	5.63%	01/15/2044	843,708
890,000	Mallinckrodt International Finance S.A.^	5.75%	08/01/2022	882,212
940,000	Micron Technology, Inc.	5.88%	02/15/2022	962,325
240,000	Mohegan Tribal Gaming Authority	9.75%	09/01/2021	259,500
291,000	NOVA Chemicals Corp.^	5.25%	08/01/2023	298,639
150,000	Novelis Corp.^	6.25%	08/15/2024	159,563
450,000	Novelis Corp.^	5.88%	09/30/2026	461,813
850,000	Regency Energy Partners L.P.	4.50%	11/01/2023	856,973
850,000	Reliance Steel & Aluminum Co.	4.50%	04/15/2023	889,617
400,000	Serta Simmons Bedding LLC^	8.13%	10/01/2020	418,750
800,000	Synovus Financial Corp.#	5.75%	12/15/2025	852,000
800,000	Thompson Creek Metals Co., Inc.	9.75%	12/01/2017	808,500
750,000	Verizon Communications, Inc.	5.15%	09/15/2023	874,994
425,000	Viking Cruises, Ltd.^	8.50%	10/15/2022	437,750
Total Corporate Bonds & Notes (Cost $27,661,036)				28,251,228

Asset Backed Securities - 22.1%
145,558	Aircraft Certificate Owner Trust, Series 2003^	7.00%	09/20/2022	154,474
500,000	AmeriCredit Automobile Receivables Trust, Series 2015-4	2.11%	01/08/2021	504,831
220,000	Capital Auto Receivables Asset Trust 2014-1, Series B	2.22%	01/22/2019	221,353
271,499	Exeter Automobiles Receivables Trust, Series 2014-1^	2.42%	01/15/2019	271,689
1,500,000	Highbridge Loan Management, Series 4a-2014 A2a#^	2.68%	07/28/2025	1,500,157
800,000	Highbridge Loan Management, Series 7a-2015 C#^	4.01%	11/15/2026	809,065
1,000,000	Highbridge Loan Management, Series 6a-2015 C#^	3.85%	05/05/2027	1,004,103
810,000	Madison Park Funding XVII, Ltd., Series 2015-17A#^	2.63%	07/21/2027	810,337
500,000	Madison Park Funding XVII, Ltd., Series 2015-17A#^	3.53%	07/21/2027	500,781
1,300,000	Magnetite XII, Series 2015-12#^	2.83%	04/15/2027	1,307,636
750,000	Magnetite XII, Series 2015-12#^	3.73%	04/15/2027	751,323
750,000	Octagon Investment Partners 24, Ltd., Series A-2#^	2.60%	05/21/2027	750,038
1,000,000	Octagon Investment Partners XXII, Ltd., Series B-2#^	2.94%	11/25/2025	1,001,354
1,000,000	Octagon Investment Partners XXII, Ltd., Series C-1#^	3.89%	11/25/2025	1,002,376
482,830	Oscar U.S. Funding Trust IV, Series 2016-4#^	2.14%	07/15/2020	485,701
50,000	Oscar U.S. Funding Trust V, Series 2016-5#^`	2.02%	11/15/2019	50,000
1,000,000	OZLM Funding IV, Ltd., Series 2013-4#^	2.37%	07/22/2025	997,908
750,000	OZLM IX, Ltd. 2014-9A B#^	3.93%	01/20/2027	750,278
1,000,000	OZLM XIII, Ltd.#^	2.74%	07/30/2027	1,004,451
600,000	Prestige Auto Receivables Trust, Series 2014-1 B^	1.91%	04/15/2020	601,161
800,000	Santander Drive Automobile Receivables Trust, Series 2015-1	1.97%	11/15/2019	802,783
530,000	Santander Drive Automobile Receivables Trust, Series 2016-1	2.47%	12/15/2020	537,714
475,000	Santander Drive Automobile Receivables Trust, Series 2015-2	2.44%	04/15/2021	480,445
99,663	Sierra Timeshare Receivables Funding LLC, Series 2014-3 A^	2.30%	10/20/2031	99,899
100,532	Sierra Timeshare Receivables Funding LLC, Series 2015-2 A^	2.43%	06/20/2032	100,784
100,606	Sierra Timeshare Receivables Funding LLC, Series 2015-3 A^	2.58%	09/20/2032	101,261
216,780	Sierra Timeshare Receivables Funding LLC, Series 2016-2 A^	2.33%	07/20/2033	217,006
1,000,000	Stewart Park CLO, Ltd., Series 2015-1#^	2.63%	04/15/2026	1,001,550
1,000,000	Stewart Park CLO, Ltd., Series 2015-1#^	3.53%	04/15/2026	1,004,033
119,410	SVO VOI Mortgage LLC, Series 2012-A^	2.00%	09/20/2029	118,215
1,000,000	Symphony CLO XIV, Ltd.#^	2.68%	07/14/2026	1,000,647
75,163	US Airways Pass Through Trust, Series 1999-1 A	8.36%	07/20/2020	78,640
375,000	Verizon Owner Trust, Series 2016-1^	1.42%	01/20/2021	376,331
115,000	VSE VOI Mortgage LLC, Series 2016-A^	2.54%	07/20/2033	115,461
Total Asset Backed Securities (Cost $20,381,496)				20,513,785

Municipal Bonds - 2.9%
230,000	American Municipal Power, Inc.	6.05%	02/15/2043	299,557
1,200,000	Health Care Authority for Baptist Health	5.50%	11/15/2043	1,448,880
800,000	North Texas Tollway Authority	8.91%	02/01/2030	957,504
Total Municipal Bonds (Cost $2,499,508)				2,705,941

U.S. Treasury Notes - 6.6%
6,150,000	United States Treasury Note†	0.88%	01/31/2017	6,161,408
Total U.S. Treasury Notes (Cost $6,154,924)				6,161,408

Shares
Short-Term Investments - 11.7%
Money Market Funds - 11.7%
10,841,977	First American Treasury Obligations Fund - Class Z, 0.22%*			10,841,977
Total Short-Term Investments (Cost $10,841,977)				10,841,977
Total Investments - 113.0% (Cost $103,514,447)				104,767,975
Liabilities in Excess of Other Assets - (13.0)%				(12,058,011)
NET ASSETS - 100.0%				$92,709,964

^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the value of these securities amounted to $24,390,520 or 26.3% of net assets.

# Variable rate security. Rate disclosed is as of September 30, 2016.
* Annualized seven-day yield as of September 30, 2016.
~ Interest Only Security
` Security is fair valued under supervision of the Board of Trustees
†A portion of this security is pledged as collateral in connection with open futures contracts.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows+:

Tax cost of investments	$103,514,447
Gross unrealized appreciation	1,743,440
Gross unrealized depreciation	(489,912)
Net unrealized appreciation (depreciation)	$1,253,528

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Futures Contracts - Long
The Total Return Fund had the following open long futures contracts as of September 30, 2016:
Issue	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-year Note Futures December 2016	22	12/30/16	$2,660,384	$12,960
U.S. Treasury Long Bond Futures December 2016	5	12/20/16	844,399	(3,618)
U.S. Treasury 10-year Ultra Bond Futures December 2016	35	12/20/16	5,022,393	23,075
U.S. Treasury Ultra Bond Futures December 2016	49	12/20/16	9,065,160	(55,285)
			$17,592,336	$(22,868)

Summary of Fair Value Disclosure at September 30, 2016 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3
Mortgage Backed Securities	$-	$36,293,636	$-
Corporate Bonds & Notes	$-	$28,251,228	$-
Asset Backed Securities	$-	$20,463,785	$50,000
Municipal Bonds	$-	$2,705,941	$-
U.S. Treasury Notes	$-	$6,161,408	$-
Short-Term Investments	$10,841,977	$-	$-
Total Investments	$10,841,977	$93,875,998	$50,000
Futures Contracts - Long*	$(22,868)	$-	$-

* Unrealized Appreciation (Depreciation)

Brown Advisory Strategic Bond Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Asset Backed Securities - 57.8%
73,972	Aircraft Certificate Owner Trust, Series 2003^	7.00%	09/20/2022	78,503
250,000	AmeriCredit Automobile Receivables Trust, Series 2015-4	2.11%	01/08/2021	252,415
205,000	AmeriCredit Automobile Receivables Trust, Series 2014-2	2.18%	06/08/2020	207,021
555,000	AmeriCredit Automobile Receivables Trust, Series 2015-2	2.40%	01/08/2021	562,063
400,000	Capital Auto Receivables Asset Trust 2014-1, Series B	2.22%	01/22/2019	402,460
200,909	Exeter Automobiles Receivables Trust, Series 2014-1^	2.42%	01/15/2019	201,050
1,500,000	Highbridge Loan Management, Series 4a-2014 A2a#^	2.68%	07/28/2025	1,500,157
1,000,000	Highbridge Loan Management, Series 7-2015#^	4.38%	11/15/2026	964,286
2,000,000	Highbridge Loan Management, Series 6a-2015 C#^	3.85%	05/05/2027	2,008,206
825,000	Madison Park Funding XVII, Ltd., Series 2015-17A#^	2.63%	07/21/2027	825,343
500,000	Madison Park Funding XVII, Ltd., Series 2015-17A#^	3.53%	07/21/2027	500,781
1,300,000	Magnetite XII, Series 2015-12#^	2.83%	04/15/2027	1,307,636
750,000	Magnetite XII, Series 2015-12#^	3.73%	04/15/2027	751,323
750,000	Octagon Investment Partners 24, Ltd., Series A-2#^	2.60%	05/21/2027	750,038
1,000,000	Octagon Investment Partners XXII, Ltd., Series B-2#^	2.94%	11/25/2025	1,001,354
1,000,000	Octagon Investment Partners XXII, Ltd., Series C-1#^	3.89%	11/25/2025	1,002,376
50,000	Oscar U.S. Funding Trust V, Series 2016-5#^+	2.02%	11/15/2019	50,000
1,000,000	OZLM Funding, Ltd., Series 2013-4#^	2.37%	07/22/2025	997,908
750,000	OZLM IX, Ltd. 2014-9A B#^	3.93%	01/20/2027	750,278
1,000,000	OZLM XIII, Ltd.#^	2.74%	07/30/2027	1,004,451
200,000	Prestige Auto Receivables Trust, Series 2014-1 B^	1.91%	04/15/2020	200,387
200,000	Santander Drive Auto Receivables Trust, Series 2014-1	2.36%	04/15/2020	201,519
200,000	Santander Drive Auto Receivables Trust, Series 2015-1	1.97%	11/15/2019	200,696
400,000	Santander Drive Auto Receivables Trust, Series 2016-1	2.47%	12/15/2020	405,822
500,000	Santander Drive Auto Receivables Trust, Series 2015-2	2.44%	04/15/2021	505,731
99,663	Sierra Timeshare Receivables Funding LLC, Series 2014-3 A^	2.30%	10/20/2031	99,899
100,532	Sierra Timeshare Receivables Funding LLC, Series 2015-2 A^	2.43%	06/20/2032	100,784
100,606	Sierra Timeshare Receivables Funding LLC, Series 2015-3 A^	2.58%	09/20/2032	101,261
108,390	Sierra Timeshare Receivables Funding LLC, Series 2016-2 A^	2.33%	07/20/2033	108,503
1,000,000	Stewart Park CLO, Ltd., Series 2015-1#^	2.63%	04/15/2026	1,001,551
1,000,000	Stewart Park CLO, Ltd., Series 2015-1#^	3.53%	04/15/2026	1,004,033
119,410	SVO VOI Mortgage LLC, Series 2012-A^	2.00%	09/20/2029	118,215
1,500,000	Symphony CLO XIV, Ltd.#^	2.68%	07/14/2026	1,500,970
75,163	US Airways Pass Through Trust, Series 1999-1 A	8.36%	07/20/2020	78,640
375,000	Verizon Owner Trust, Series 2016-1^†	1.42%	01/20/2021	376,332
1,000,000	Voya CLO, Ltd., Series 2015-1#^†	2.73%	04/18/2027	1,000,048
1,000,000	Voya CLO, Ltd., Series 2015-1#^†	3.63%	04/18/2027	1,000,218
115,000	VSE VOI Mortgage LLC, Series 2016-A^†	2.54%	07/20/2033	115,461
Total Asset Backed Securities (Cost $23,080,479)				23,237,719

Mortgage Backed Securities - 43.7%
200,000	BAMLL Commercial Mortgage Securities, Series 2013-DSNY#^	1.57%	09/15/2026	199,932
804,123	FHLMC REMIC, Series 4107†	3.00%	08/15/2027	196,974
2,355,034	FHLMC REMIC, Series 4143†	3.50%	09/15/2042	288,403
1,204,478	FHLMC REMIC, Series 4495†	3.50%	07/15/2045	182,743
708,539	FNMA, Pool# AU6230	5.00%	09/01/2043	788,527
1,525,864	FNMA REMIC Trust, Series 2013-24†	3.00%	11/25/2040	188,932
5,000,000	FNMA, 2.5%, Due TBA October	2.50%	10/15/2031	5,179,163
5,000,000	FNMA, 3.0%, Due TBA October	3.00%	10/15/2031	5,249,610
812,039	FHMS, Series K-055#†	1.50%	03/25/2026	84,567
1,649,462	FHMS, Series K-056#†	1.40%	05/25/2026	159,468
700,000	FHMS, Series K-057	1.19%	07/25/2026	64,855
1,113,004	FHMS, Series K-722#†	1.31%	03/25/2023	77,914
750,000	Freddie Mac STACR Debt Notes, Series 2014-DN1#	2.73%	02/26/2024	770,435
116,738	Freddie Mac STACR Debt Notes, Series 2014-DN1#	1.45%	02/26/2024	116,888
700,000	Freddie Mac STACR Debt Notes, Series 2015-DNA1#	2.38%	10/25/2027	712,386
53,878	Freddie Mac STACR Debt Notes, Series 2015-DNA2#	1.64%	12/25/2027	53,915
1,000,000	Freddie Mac STACR Debt Notes, Series 2015-DNA3#	3.30%	04/25/2028	1,031,519
171,220	Freddie Mac STACR Debt Notes, Series 2015-DNA3#	1.84%	04/25/2028	171,602
500,000	Freddie Mac STACR Debt Notes, Series 2016-DNA1#	3.35%	07/25/2028	516,919
280,000	Freddie Mac STACR Debt Notes, Series 2016-DNA2#	2.65%	10/25/2028	284,684
400,000	FREMF Mortgage, Series 2013-K712#^	3.48%	05/25/2045	411,028
176,681	FREMF Mortgage, Series 2013-KF02#^	3.45%	12/25/2045	176,874
720,650	GNMA REMIC Trust, Series 2014-45#†	0.83%	07/16/2054	37,672
558,676	GNMA REMIC Trust, Series 2014-135#†	0.89%	01/16/2056	33,224
578,103	GNMA REMIC Trust, Series 2015-172#†	1.05%	03/16/2057	43,567
760,803	GNMA REMIC Trust, Series 2016-40#†	0.86%	07/16/2057	53,134
596,132	GNMA REMIC Trust, Series 2016-56#†	1.04%	11/16/2057	50,153
625,000	GNMA REMIC Trust, Series 2016-127#†	0.96%	05/16/2058	52,300
699,660	GNMA REMIC Trust, Series 2016-98 †	1.05%	05/16/2058	58,673
649,344	GNMA REMIC Trust, Series 2016-110#†	1.07%	05/16/2058	55,593
300,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO, Series A#^	1.73%	01/15/2032	300,005
Total Mortgage Backed Securities (Cost $17,681,503)				17,591,659

Corporate Bonds & Notes - 14.7%
140,000	21st Century Fox America, Inc.	3.00%	09/15/2022	145,988
250,000	Activision Blizzard, Inc.^	6.13%	09/15/2023	274,814
163,000	Analog Devices, Inc.	3.90%	12/15/2025	174,695
134,000	Brookfield Residential Properties, Inc.^	6.13%	07/01/2022	136,010
50,000	Canadian Natural Resources, Ltd.	5.90%	02/01/2018	52,486
300,000	Capital One Financial Corp.#	5.55%	12/29/2049	306,000
300,000	Carrols Restaurant Group, Inc.	8.00%	05/01/2022	325,875
122,000	Clorox Co.	3.05%	09/15/2022	127,714
500,000	Cornerstone Chemical Co.^	9.38%	03/15/2018	500,000
150,000	E*TRADE Financial Corp.	5.38%	11/15/2022	159,937
300,000	Education Realty Operating Partnership L.P.	4.60%	12/01/2024	313,213
100,000	Fidelity National Information Services, Inc.	5.00%	10/15/2025	114,242
200,000	FMC Technologies, Inc.	3.45%	10/01/2022	202,909
200,000	INEOS Group Holdings S.A.^	5.88%	02/15/2019	204,750
100,000	Interface Master Holdings, Inc.^	12.50%	08/01/2018	93,000
250,000	Interface Security Systems Holdings, Inc.	9.25%	01/15/2018	254,062
150,000	Lamar Media Corp.	5.75%	02/01/2026	162,188
160,000	Mallinckrodt International Finance SA^	5.75%	08/01/2022	158,600
300,000	Micron Technology, Inc.	5.88%	02/15/2022	307,125
60,000	Mohegan Tribal Gaming Authority	9.75%	09/01/2021	64,875
100,000	NOVA Chemicals Corp.^	5.25%	08/01/2023	102,625
100,000	Novelis Corp.^	6.25%	08/15/2024	106,375
50,000	Novelis Corp.^	5.88%	09/30/2026	51,313
300,000	Regency Energy Partners L.P.	4.50%	11/01/2023	302,461
300,000	Reliance Steel & Aluminum Co.	4.50%	04/15/2023	313,982
100,000	Serta Simmons Bedding LLC^	8.13%	10/01/2020	104,688
300,000	Synovus Financial Corp.#	5.75%	12/15/2025	319,500
300,000	Thompson Creek Metals Co., Inc.	9.75%	12/01/2017	303,188
140,000	Verizon Communications, Inc.	5.15%	09/15/2023	163,332
50,000	Viking Cruises, Ltd.^	8.50%	10/15/2022	51,500
Total Corporate Bonds & Notes (Cost $5,731,408)				5,897,447

Municipal Bonds - 3.5%
225,000	North Texas Tollway Authority	8.91%	02/01/2030	268,668
750,000	Washington State Housing Finance Commission^	4.00%	01/01/2024	751,410
370,000	Yamhill County Hospital Authority	3.50%	11/15/2020	370,496
Total Municipal Bonds (Cost $1,390,754)				1,390,574

Par Value/Shares
Mutual Funds - 3.0%
17,204	Blackrock MuniYield Michigan Quality Fund			260,125
8,000	Blackrock Massachusetts Tax-Exempt Trust			116,800
9,600	Nuveen Massachusetts Premium Income Municipal Fund			145,632
9,184	Nuveen Michigan Quality Income Municipal Fund			135,372
8,063	Nuveen Pennsylvania Investment Quality Municipal Fund			120,219
11,341	PIMCO California Municipal Income Fund III			145,278
11,168	PIMCO New York Municipal Income Fund II			149,986
12,940	PIMCO New York Municipal Income Fund III			142,599
Total Mutual Funds (Cost $1,156,635)				1,216,011

Short-Term Investments - 5.6%
Money Market Funds - 5.4%
2,162,105	First American Treasury Obligations Fund - Class Z, 0.22%*			2,162,105
U.S. Treasury Bills - 0.2%
100,000	United States Treasury Bill~			99,970
Total Short-Term Investments (Cost $2,262,075)				2,262,075
Total Investments - 128.3% (Cost $51,302,854)				51,595,485
Liabilities in Excess of Other Assets - (28.3)%				(11,383,967)
NET ASSETS - 100.0%				$40,211,518

^Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the value of these securities amounted to $24,044,276, or 59.8% of net assets.

†Interest Only Security
#Variable rate security. Rate disclosed is as of September 30, 2016.
*Annualized seven-day yield as of September 30, 2016.
~This security is pledged as collateral in connection with open futures contracts.
+ Security is fair valued under supervision of the Board of Trustees
The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows+:
				$51,302,854
Tax cost of investments				644,693
Gross unrealized appreciation				(352,062)
Gross unrealized depreciation				$292,631
Net unrealized appreciation (depreciation)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Futures Contracts - Short
The Strategic Bond Fund had the following open short futures contracts as of September 30, 2016:
Issue	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note Futures December 2016	(65)	12/30/16	$(7,859,619)	$(38,896)
			$(7,859,619)	$(38,896)

Summary of Fair Value Disclosure at September 30, 2016 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3
Asset Backed Securities	$-	$23,187,719	$50,000
Mortgage Backed Securities	$-	$17,591,659	$-
Corporate Bonds & Notes	$-	$5,897,447	$-
Municipal Bonds	$-	$1,390,574	$-
Mutual Funds	$1,216,011	$-	$-
Short-Term Investments	$2,162,105	$99,970	$-
Total Investments	$3,378,116	$48,167,369	$50,000
Futures Contracts - Short*	$17,339	$-	$-

* Unrealized Appreciation (Depreciation)

Brown Advisory Maryland Bond Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 97.7%
General Obligation Bonds - 40.1%
2,225,000	Anne Arundel County Maryland	5.00%	04/01/2022	2,695,410
450,000	Baltimore, Maryland	3.00%	10/15/2016	450,441
1,305,000	Baltimore, Maryland	5.00%	10/15/2018	1,414,137
575,000	Baltimore County Maryland	5.00%	11/01/2017	601,232
3,000,000	Baltimore County Maryland	4.50%	09/01/2020	3,414,150
775,000	Cecil County Maryland	4.00%	02/01/2018	807,852
1,390,000	Charles County Maryland	5.00%	11/01/2019	1,564,570
1,970,000	Charles County Maryland	5.00%	11/01/2021	2,354,012
1,145,000	Easton, Town of Maryland	4.00%	02/01/2020	1,259,134
1,145,000	Easton, Town of Maryland	4.00%	02/01/2021	1,287,965
1,000,000	Frederick, Maryland	5.00%	09/01/2017	1,038,860
1,000,000	Howard County Maryland	4.00%	04/15/2017	1,017,550
1,120,000	Maryland National Capital Park & Planning Commission	5.00%	01/15/2019	1,225,997
1,085,000	Maryland National Capital Park & Planning Commission	5.00%	01/15/2020	1,229,999
715,000	Maryland State	5.25%	03/01/2017	728,478
835,000	Maryland State	5.25%	08/15/2017	867,590
1,000,000	Maryland State	4.50%	08/01/2019	1,101,960
3,145,000	Maryland State	5.00%	08/01/2023	3,937,823
1,945,000	Maryland State	5.00%	08/01/2023	2,368,835
5,000,000	Maryland State	5.00%	08/01/2024	6,390,000
2,500,000	Maryland State	4.00%	06/01/2028	2,913,900
7,500,000	Montgomery County Maryland	5.00%	11/01/2023	9,429,375
5,000,000	Montgomery County Maryland	5.00%	12/01/2024	6,322,950
825,000	Montgomery County Maryland	5.00%	11/01/2016	828,077
3,320,000	Prince George's County Maryland	5.00%	09/15/2026	3,931,212
1,380,000	Talbot County Maryland	5.00%	12/15/2018	1,505,787
1,270,000	Talbot County Maryland	5.00%	12/15/2019	1,435,303
1,215,000	Washington Suburban Sanitary Commission	5.00%	06/01/2017	1,249,360
3,000,000	Washington Suburban Sanitary Commission #	0.85%	06/01/2023	3,000,000
1,645,000	Washington Suburban Sanitary Commission	5.00%	06/01/2023	2,052,170
1,940,000	Wicomico County Maryland	4.00%	11/01/2019	2,121,584
1,985,000	Wicomico County Maryland	4.00%	11/01/2020	2,222,247
2,225,000	Worcester County Maryland	5.00%	03/01/2023	2,749,299
				75,517,259

Revenue Bonds - 57.6%
500,000	Baltimore County Maryland #	3.00%	10/01/2031	500,030
520,000	Baltimore, Maryland	5.00%	06/15/2030	598,801
670,000	Baltimore, Maryland	5.00%	06/15/2033	761,576
255,000	Chicago Midway International Airport	5.00%	01/01/2027	303,746
1,500,000	Chicago O'Hare International Airport	5.00%	01/01/2038	1,564,305
2,395,000	Clark County Maryland Department of Aviation	5.00%	07/01/2025	2,459,378
1,550,000	Franklin County Ohio	5.00%	11/15/2034	1,784,670
2,375,000	Frederick County Maryland	5.50%	07/01/2040	2,528,757
4,800,000	Houston Texas Airport System	5.00%	07/15/2020	5,308,320
1,100,000	Houston Texas Airport System	5.00%	07/15/2020	1,216,490
750,000	Indiana Finance Authority Series A	5.00%	09/15/2028	879,135
2,000,000	Lancaster County Hospital Authority	5.00%	07/01/2035	2,285,140
2,250,000	Lees Summit Industrial Development Authority	5.13%	08/15/2032	2,292,975
1,000,000	Maryland Community Development Administration Housing Revenue	3.25%	03/01/2036	1,036,180
1,185,000	Maryland Economic Development Corp.	5.25%	07/01/2024	1,220,017
1,025,000	Maryland Economic Development Corp. #	2.55%	12/01/2025	1,047,581
700,000	Maryland Economic Development Corp.	5.00%	06/01/2027	795,809
400,000	Maryland Economic Development Corp.	5.00%	07/01/2027	462,660
850,000	Maryland Economic Development Corp.	5.00%	07/01/2031	977,415
2,300,000	Maryland Economic Development Corp.	5.75%	06/01/2035	2,563,005
385,000	Maryland Economic Development Corp. #	0.84%	02/15/2043	385,000
2,500,000	Maryland Industrial Development Financing Authority Series B #	0.95%	09/01/2040	2,498,350
1,500,000	Maryland State Department of Transportation	5.00%	06/01/2017	1,542,420
500,000	Maryland State Department of Transportation	4.00%	05/15/2020	510,060
1,000,000	Maryland State Department of Transportation	5.00%	12/15/2020	1,168,100
1,055,000	Maryland State Department of Transportation	4.00%	05/15/2022	1,217,881
35,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2018	36,110
1,250,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2025	1,541,787
420,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2026	527,419
2,660,000	Maryland State Health & Higher Educational Facilities	5.75%	01/01/2033	2,823,936
5,005,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2037	5,163,759
1,395,000	Maryland State Health & Higher Educational Facilities	5.00%	01/01/2018	1,464,903
215,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2018	221,654
260,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2018	277,997
1,000,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2023	1,172,260
500,000	Maryland State Health & Higher Educational Facilities	5.00%	08/15/2023	617,690
500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2024	586,610
465,000	Maryland State Health & Higher Educational Facilities	5.50%	07/01/2024	496,420
1,500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2025	1,842,765
1,000,000	Maryland State Health & Higher Educational Facilities	6.00%	07/01/2025	1,191,730
1,605,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2028	1,948,534
100,000	Maryland State Health & Higher Educational Facilities	4.00%	10/01/2030	111,973
1,130,000	Maryland State Health & Higher Educational Facilities	6.25%	07/01/2031	1,332,326
300,000	Maryland State Health & Higher Educational Facilities	4.00%	10/01/2031	333,837
1,070,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2032	1,277,805
250,000	Maryland State Health & Higher Educational Facilities	5.00%	06/01/2033	297,163
1,250,000	Maryland State Health & Higher Educational Facilities	5.00%	08/15/2033	1,490,513
455,000	Maryland State Health & Higher Educational Facilities #	0.86%	07/01/2034	455,000
250,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2034	269,702
200,000	Maryland State Health & Higher Educational Facilities	4.50%	07/01/2035	202,200
430,000	Maryland State Health & Higher Educational Facilities	5.00%	06/01/2036	505,934
3,400,000	Maryland State Health & Higher Educational Facilities	5.00%	05/15/2040	3,787,668
3,400,000	Maryland State Health & Higher Educational Facilities #	0.86%	07/01/2043	3,400,000
2,000,000	Maryland State Health & Higher Educational Facilities	4.75%	07/01/2047	2,044,420
4,255,000	Maryland State Transportation Authority	5.00%	03/01/2022	5,038,005
1,000,000	Maryland State Transportation Authority	5.00%	06/01/2022	1,182,770

9,000,000	Maryland State Transportation Authority	5.00%	07/01/2036	9,605,160
2,525,000	Maryland Water Quality Financing	5.00%	03/01/2020	2,869,789
1,975,000	Montgomery County Housing Opportunities Commission	2.95%	01/01/2034	1,967,001
630,000	Nassau County Local Economic Assistance Corp.	5.00%	07/01/2026	757,827
1,750,000	New Hope Cultural Education Facilities Corp.	5.00%	07/01/2025	2,060,905
1,185,000	New Hope Cultural Education Facilities Corp.	5.75%	07/01/2051	1,333,694
2,000,000	Newport Virginia News Economic Development Authority	5.00%	12/01/2031	2,224,500
2,275,000	Pennsylvania Economic Development Financing Authority #	2.25%	07/01/2041	2,323,913
780,000	Railsplitter Tobacco Settlement Authority	5.25%	06/01/2020	887,780
925,000	San Antonio Texas Airport System	5.00%	07/01/2024	1,131,164
3,280,000	Washington State Housing Finance Commission	4.00%	01/01/2026	3,607,049
				108,319,473
Total Municipal Bonds (Cost $179,150,391)				183,836,732

Shares
Short-Term Investments - 4.8%
Money Market Funds - 4.8%
9,078,159	First American Treasury Obligations Fund - Class Z, 0.22%*			9,078,159
Total Short-Term Investments (Cost $9,078,159)				9,078,159
Total Investments - 102.5% (Cost $188,228,550)				192,914,891
Liabilities in Excess of Other Assets - (2.5)%				(4,760,852)
NET ASSETS - 100.0%				$188,154,039

#Variable rate security. Rate disclosed is as of September 30, 2016.
*Annualized seven-day yield as of September 30, 2016.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows+:

Tax cost of investments				$188,228,550
Gross unrealized appreciation				5,197,355
Gross unrealized depreciation				(511,014)
Net unrealized appreciation (depreciation)				$4,686,341

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2016 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3
Municipal Bonds	$-	$183,836,732	$-
Short-Term Investments	$9,078,159	$-	$-
Total Investments	$9,078,159	$183,836,732	$-

Brown Advisory Tax Exempt Bond Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 98.1%
General Obligation Bonds - 11.4%
2,000,000	Avondale School District	5.00%	05/01/2019	2,194,200
1,150,000	Clark County School District	5.00%	06/15/2025	1,216,941
1,320,000	Connecticut, State of	5.00%	10/15/2022	1,583,221
2,700,000	District of Columbia	5.00%	06/01/2022	2,774,952
750,000	Jefferson County Board of Education	4.00%	05/01/2017	763,140
1,325,000	Kaufman, Texas	3.00%	02/15/2018	1,361,279
1,065,000	Manheim Central School District	5.00%	03/01/2024	1,127,931
3,880,000	Northside Independent School District	1.75%	06/01/2032	3,880,776
2,000,000	Northside Independent School District#	2.00%	06/01/2046	2,063,820
5,000,000	Pennsylvania, Commonwealth of	5.00%	08/15/2022	5,976,750
2,500,000	Pennsylvania, Commonwealth of	5.00%	04/15/2022	2,745,975
2,065,000	Pierce, County of Washington	3.00%	08/01/2017	2,099,465
				27,788,450
Revenue Bonds - 86.7%
1,500,000	Alabama 21st Century Authority	5.00%	06/01/2017	1,539,225
1,250,000	Alameda Corridor Transportation Authority	4.00%	10/01/2035	1,398,587
3,000,000	Alexandria Virginia Individual Development Authority#	0.92%	07/01/2038	3,000,000
550,000	AltaPointe Health Systems, Inc.	3.00%	05/01/2019	564,234
565,000	AltaPointe Health Systems, Inc.	3.00%	05/01/2020	582,571
1,125,000	Arlington Higher Education Finance Corp.	5.00%	02/15/2025	1,412,899
1,000,000	Carson Redevelopment Agency	5.00%	10/01/2026	1,238,350
2,970,000	Central Texas Turnpike System	5.00%	08/15/2027	3,587,374
2,615,000	Chattanooga Health Educational & Housing Facility Board	5.25%	01/01/2040	2,988,893
3,000,000	Chicago Midway International Airport	5.00%	01/01/2028	3,542,550
700,000	Chicago O'Hare International Airport	5.00%	01/01/2021	803,362
600,000	Chicago O'Hare International Airport	5.00%	01/01/2022	704,688
820,000	Chicago O'Hare International Airport	5.00%	01/01/2023	984,705
1,500,000	Chicago O'Hare International Airport	5.00%	01/01/2038	1,564,305
660,000	Chula Vista Municipal Financing Authority	4.00%	09/01/2018	696,934
855,000	Chula Vista Municipal Financing Authority	4.00%	09/01/2019	925,606
5,000,000	Clark County Maryland Department of Aviation	5.00%	07/01/2025	5,134,400
300,000	Colorado Health Facilities Authority	5.00%	12/01/2020	337,893
1,000,000	Colorado Health Facilities Authority	5.00%	06/01/2027	1,181,080
1,500,000	Colorado Health Facilities Authority	5.00%	12/01/2035	1,718,220
1,300,000	Colorado Health Facilities Authority	5.00%	12/01/2027	1,480,843
4,390,000	Cumberland County Municipal Authority	4.00%	01/01/2033	4,747,039
1,000,000	Dallas Love Field	5.00%	11/01/2020	1,143,890
720,000	Dallas Love Field	5.00%	11/01/2022	857,880
750,000	Denver, City & County of Colorado	5.25%	10/01/2032	774,293
2,000,000	Denver, City & County of Colorado Airport System Revenue	5.00%	11/15/2024	2,090,760
1,700,000	Educational Enhancement Funding Corp.	5.00%	06/01/2023	2,014,398
500,000	Florida Municipal Power Agency	5.25%	10/01/2023	542,085
3,355,000	Florida Municipal Power Agency	5.00%	10/01/2025	4,010,701
1,000,000	Harris County Cultural Education Facilities Finance Corp.	5.00%	12/01/2035	1,159,120
955,000	Harris County-Houston Sports Authority	5.00%	11/15/2028	1,154,624
1,760,000	Hawaii Department of Budget & Finance	4.60%	05/01/2026	1,781,736
4,000,000	Houston Texas Airport System	5.00%	07/15/2020	4,423,600
1,100,000	Houston Texas Airport System	5.00%	07/15/2020	1,216,490
3,850,000	Houston Texas Airport System	5.00%	07/01/2029	4,357,584
1,000,000	Indiana Finance Authority	5.00%	09/15/2025	1,194,870
1,000,000	Indiana Finance Authority	5.00%	09/15/2028	1,172,180
500,000	Indiana Finance Authority	5.13%	03/01/2030	551,650
1,210,000	Jacksonville Aviation Authority	5.00%	10/01/2021	1,210,145
1,640,000	Kentucky State Property & Building Commission	5.00%	02/01/2021	1,890,362

205,000	Kentucky State Property & Building Commission	5.50%	11/01/2028	222,808
2,015,000	Lakeland, Florida	5.00%	11/15/2033	2,393,860
3,000,000	Lancaster County Hospital Authority	5.00%	07/01/2035	3,427,710
2,280,000	Las Vegas Redevelopment Agency	5.00%	06/15/2028	2,765,161
2,500,000	Lees Summit Industrial Development Authority	5.13%	08/15/2032	2,547,750
2,000,000	Louisiana Public Facilities Authority	3.50%	06/01/2030	2,087,020
1,000,000	Louisiana Public Facilities Authority	5.00%	06/01/2036	1,159,090
1,500,000	Louisiana State Citizens Property Insurance Corp.	5.00%	06/01/2020	1,697,640
985,000	Lower Colorado River Authority	5.50%	05/15/2036	1,094,227
150,000	Massachusetts Health & Educational Facilities Authority	5.00%	10/01/2024	156,095
1,015,000	Massachusetts Health & Educational Facilities Authority	5.50%	06/01/2034	1,091,876
1,765,000	Miami Beach Florida Health Facilities	5.00%	11/15/2029	2,033,721
1,000,000	Miami-Dade County Health Facilities Authority	6.00%	08/01/2046	1,172,140
1,800,000	Michigan State Hospital Finance Authority	5.25%	11/15/2032	1,809,918
1,165,000	Mississippi Development Bank	5.50%	10/01/2021	1,362,118
1,010,000	Mississippi Development Bank	6.25%	10/01/2026	1,200,930
1,505,000	Mississippi Development Bank	6.50%	10/01/2031	1,779,061
1,000,000	Mobile, Alabama Industrial Development Board#	1.63%	07/15/2034	1,008,190
1,500,000	Montgomery County Industrial Development Authority#	2.55%	06/01/2029	1,536,900
1,600,000	Mountain House Public Financing Authority	5.00%	12/01/2027	1,663,136
2,565,000	Mountain House Public Financing Authority	5.00%	12/01/2032	2,664,163
2,000,000	New Hope Cultural Education Facilities Corp.	5.00%	07/01/2024	2,339,080
1,000,000	New Hope Cultural Education Facilities Corp.	5.00%	04/01/2029	1,142,460
630,000	New Hope Cultural Education Facilities Corp.	5.00%	07/01/2031	682,013
650,000	New Hope Cultural Education Facilities Corp.	5.25%	07/01/2036	713,388
1,900,000	New Hope Cultural Education Facilities Corp.	5.00%	08/01/2039	2,176,317
1,250,000	New Hope Cultural Education Facilities Corp.	5.50%	07/01/2046	1,382,013
1,000,000	New Hope Cultural Education Facilities Corp.	5.75%	07/01/2051	1,125,480
3,955,000	New Jersey Education Facilities Authority	5.00%	07/01/2023	4,842,225
1,500,000	New Jersey Health Care Facilities Financing Authority	5.63%	07/01/2032	1,815,375
5,000,000	New York City Water & Sewer System#	0.87%	06/15/2048	5,000,000
3,375,000	Newport News Economic Development Authority	5.00%	12/01/2031	3,753,844
1,760,000	Niagara County Asset Securitization Corp.	5.00%	05/15/2024	2,138,646
3,320,000	Norman Regional Hospital Authority	5.38%	09/01/2029	3,333,678
1,250,000	Palm Beach County Health Facilities Authority	5.00%	12/01/2031	1,462,963
1,000,000	Park Creek Metropolitan District	5.00%	12/01/2022	1,188,770
1,000,000	Park Creek Metropolitan District	5.00%	12/01/2034	1,172,380
3,000,000	Pennsylvania Economic Development Financing Authority#	2.25%	07/01/2041	3,064,500
1,900,000	Pennsylvania Turnpike Commission	5.00%	12/01/2030	2,138,564
1,920,000	Philadelphia Pennsylvania Airport	5.00%	06/15/2022	2,278,099
1,500,000	Public Finance Authority	2.63%	11/01/2025	1,526,775
755,000	Railsplitter Tobacco Settlement Authority	5.00%	06/01/2017	774,494
2,010,000	Railsplitter Tobacco Settlement Authority	5.00%	06/01/2018	2,134,118
1,000,000	Saint Louis County Industrial Development Authority	5.00%	11/15/2041	1,086,130
1,000,000	Saint Louis Missouri Parking Revenue	5.00%	12/15/2021	1,173,250
510,000	San Antonio Texas Airport System	5.00%	07/01/2020	578,687
795,000	San Antonio Texas Airport System	5.00%	07/01/2021	922,359
835,000	San Antonio Texas Airport System	5.00%	07/01/2022	989,425
500,000	Seattle Washington, Port of	5.00%	04/01/2022	593,415
1,000,000	South Carolina Ports Authority	5.00%	07/01/2026	1,220,910
250,000	South Carolina Ports Authority	5.00%	07/01/2028	300,160
400,000	South Carolina Ports Authority	5.00%	07/01/2029	477,992
1,125,000	Tarrant County Cultural Education Facilities Finance Corp.	5.00%	11/15/2021	1,315,800
1,185,000	Tarrant County Cultural Education Facilities Finance Corp.	5.00%	11/15/2022	1,415,731
5,000,000	Tobacco Settlement Authority	5.00%	06/01/2017	5,127,700
1,115,000	Tobacco Settlement Authority	5.25%	06/01/2032	1,277,890
2,000,000	Tobacco Settlement Financing Corp.	5.00%	06/01/2017	2,059,600
3,735,000	Tobacco Settlement Financing Corp.	5.00%	05/15/2019	4,095,540
4,310,000	University of North Florida Financing Corp.	5.00%	11/01/2026	4,493,735
820,000	Vigo, County of	2.00%	01/15/2017	822,419
830,000	Vigo, County of	2.00%	07/15/2017	836,001

2,000,000	Waco Educational Finance Corp.	5.00%	03/01/2028	2,110,320
5,000,000	Washington Convention & Sports Authority	5.00%	10/01/2025	5,018,200
1,000,000	Washington State Housing Finance Commission	4.00%	01/01/2026	1,099,710
1,000,000	Washington State Housing Finance Commission	5.63%	01/01/2027	1,012,030
3,655,000	Washington State Housing Finance Commission	5.00%	01/01/2031	4,207,599
1,505,000	Washoe, County of Nevada	5.00%	02/01/2043	1,629,945
2,500,000	Wayne County Michigan Airport	4.50%	12/01/2024	2,598,900
970,000	Wayne County Michigan Airport	5.75%	12/01/2024	1,059,434
1,610,000	Wisconsin Health & Educational Facilities Authority	5.00%	05/01/2027	1,869,468
1,730,000	Wisconsin Health & Educational Facilities Authority	5.00%	08/15/2028	1,998,669
650,000	Wisconsin Health & Educational Facilities Authority	5.00%	09/15/2037	713,557
1,000,000	Wisconsin Health & Educational Facilities Authority	5.00%	09/15/2045	1,094,940
1,475,000	Wisconsin Health & Educational Facilities Authority#	0.97%	05/01/2021	1,475,000
2,000,000	Wisconsin, State of	5.75%	05/01/2033	2,234,660
400,000	Yamhill County Hospital Authority	4.00%	11/15/2026	422,156
480,000	Yamhill County Hospital Authority	5.00%	11/15/2031	537,758
460,000	Yamhill County Hospital Authority	5.00%	11/15/2036	508,447
1,085,000	Yamhill County Hospital Authority	5.00%	11/15/2046	1,195,236
				212,311,595
Total Municipal Bonds (Cost $235,643,665)				240,100,045

Shares
Short-Term Investments - 5.3%
Money Market Funds - 5.3%
12,945,545	First American Treasury Obligations Fund - Class Z, 0.22%*			12,945,545
Total Short-Term Investments (Cost $12,945,545)				12,945,545
Total Investments - 103.4% (Cost $248,589,210)				253,045,590
Liabilities in Excess of Other Assets - (3.4)%				(8,305,922)
NET ASSETS - 100.0%				$244,739,668

# Variable rate security. Rate disclosed is as of September 30, 2016.
* Annualized seven-day yield as of September 30, 2016.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows+:

Tax cost of investments				$248,589,210
Gross unrealized appreciation				5,604,190
Gross unrealized depreciation				(1,147,810)
Net unrealized appreciation (depreciation)				$4,456,380

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2016 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3
Municipal Bonds	$-	$240,100,045	$-
Short-Term Investments	$12,945,545	$-	$-
Total Investments	$12,945,545	$240,100,045	$-

Brown Advisory Mortgage Securities Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Mortgage Backed Securities - 111.7%
1,900,000	BAMLL Commercial Mortgage Securities, Series 2013-DSNY #^	1.57%	09/15/2026	1,899,357
25,467	Federal Home Loan Banks, Series SB-2016	4.89%	12/23/2016	25,706
90,942	Federal Home Loan Banks, Series MI-2017	4.78%	01/25/2017	90,951
9,000,000	FHLMC Gold, 2.5%, Due TBA October	2.50%	10/15/2031	9,324,141
9,000,000	FHLMC Gold, 3.0%, Due TBA October	3.00%	10/15/2031	9,454,043
29,000,000	FHLMC Gold, 3.0%, Due TBA October	3.00%	10/15/2046	30,137,343
11,500,000	FHLMC Gold, 3.5%, Due TBA October	3.50%	10/15/2046	12,133,174
49	FHLMC PC, Pool# G1-1357	5.50%	01/01/2018	50
395	FHLMC PC, Pool# E0-1488	5.00%	10/01/2018	406
201	FHLMC PC, Pool# C9-0242	6.00%	12/01/2018	229
6,953	FHLMC PC, Pool# G1-1778	5.50%	10/01/2020	7,382
175	FHLMC PC, Pool# G1-1924	5.50%	03/01/2021	186
657	FHLMC PC, Pool# C9-0428	6.00%	03/01/2021	749
57	FHLMC PC, Pool# J0-1540	5.00%	04/01/2021	59
679	FHLMC PC, Pool# G1-2110	5.50%	06/01/2021	727
789	FHLMC PC, Pool# G1-2522	5.00%	02/01/2022	840
1,350	FHLMC PC, Pool# G1-2600	5.50%	03/01/2022	1,450
909	FHLMC PC, Pool# G1-2710	5.50%	07/01/2022	982
45	FHLMC PC, Pool# 84-5640 #	2.63%	08/01/2023	46
14,841	FHLMC PC, Pool# G1-3584	4.50%	06/01/2024	15,974
33,147	FHLMC PC, Pool# J1-1196	4.50%	11/01/2024	35,265
1,582,446	FHLMC PC, Pool# J3-2596	3.50%	08/01/2030	1,675,044
1,126,968	FHLMC PC, Pool# J3-2643	3.50%	09/01/2030	1,193,559
7	FHLMC PC, Pool# C5-8701	7.00%	10/01/2031	7
55	FHLMC PC, Pool# G0-1317	7.00%	10/01/2031	62
36	FHLMC PC, Pool# G0-1391	7.00%	04/01/2032	42
168,701	FHLMC PC, Pool# 1B0889 #	2.56%	05/01/2033	177,814
15,047	FHLMC PC, Pool# 1B-1275 #	2.60%	10/01/2033	16,017
86,374	FHLMC PC, Pool# 1J0203 #	2.78%	04/01/2035	91,675
832	FHLMC PC, Pool# A4-6671	5.00%	08/01/2035	922
1,139	FHLMC PC, Pool# G0-8079	5.00%	09/01/2035	1,265
8,544	FHLMC PC, Pool# 1B-3950 #	2.80%	11/01/2035	8,570
2,088,083	FHLMC PC, Pool# K9-3365	3.50%	11/01/2035	2,230,561
1,108,141	FHLMC PC, Pool# K9-3349	4.00%	11/01/2035	1,203,861
72,651	FHLMC PC, Pool# 1L-1263 #	2.88%	03/01/2036	76,848
7,505	FHLMC PC, Pool# 1J-1317 #	2.90%	04/01/2036	7,957
3,570	FHLMC PC, Pool# 1G-2408 #	2.69%	06/01/2036	3,787
10,351	FHLMC PC, Pool# 84-7625 #	2.45%	07/01/2036	10,804
7,148	FHLMC PC, Pool# G0-2274	5.00%	07/01/2036	7,976
340	FHLMC PC, Pool# A5-9220	5.00%	04/01/2037	378
247,224	FHLMC PC, Pool# B3-1917	5.10%	04/01/2037	274,161
257,747	FHLMC PC, Pool# B3-1976	5.10%	05/01/2037	285,721
93,882	FHLMC PC, Pool# B3-1950	5.10%	05/01/2037	104,164
189,189	FHLMC PC, Pool# B3-2000	5.10%	06/01/2037	209,689
106,942	FHLMC PC, Pool# B3-2032	5.10%	07/01/2037	118,542
205,779	FHLMC PC, Pool# U3-0471	5.10%	07/01/2037	228,129
5,822	FHLMC PC, Pool# 1J-0573 #	2.94%	08/01/2037	6,187
445,811	FHLMC PC, Pool# U3-0681	5.10%	09/01/2037	496,331

85,440	FHLMC PC, Pool# U3-0606	5.10%	09/01/2037	94,778
93,931	FHLMC PC, Pool# U3-0800	5.10%	11/01/2037	104,100
4,398	FHLMC PC, Pool# 1B-4292 #	2.66%	09/01/2038	4,571
126,068	FHLMC PC, Pool# U3-2470	5.10%	11/01/2038	139,764
1,826,303	FHLMC PC, Pool# A8-4677	4.50%	02/01/2039	2,003,365
179,655	FHLMC PC, Pool# A8-9112	4.50%	10/01/2039	197,511
267,934	FHLMC PC, Pool# Q0-3759	3.50%	10/01/2041	284,938
3,517,702	FHLMC PC, Pool# G0-7289	3.00%	11/01/2042	3,704,994
885,761	FHLMC PC, Pool# Q3-8585	4.00%	10/01/2043	954,126
916,133	FHLMC PC, Pool# Q2-6108	5.00%	05/01/2044	1,016,399
1,841,167	FHLMC PC, Pool# Q3-6224	4.00%	09/01/2045	1,975,654
1,102,715	FHLMC PC, Pool# Q3-6806	4.00%	10/01/2045	1,202,822
1,593,706	FHLMC PC, Pool# Q3-7804	4.00%	12/01/2045	1,710,368
1,832,699	FHLMC PC, Pool# Q3-8701	4.00%	02/01/2046	1,966,550
2,199,808	FHLMC PC, Pool# Q3-9216	4.00%	03/01/2046	2,363,695
1,493,243	FHLMC PC, Pool# Q3-9840	3.50%	04/01/2046	1,587,404
2,088,875	FHLMC PC, Pool# Q4-0104	4.00%	04/01/2046	2,242,267
2,488,990	FHLMC PC, Pool# Q3-9868	4.00%	04/01/2046	2,671,506
1,335,785	FHLMC PC, Pool# Q4-1122	4.50%	04/01/2046	1,468,620
1,292,921	FHLMC PC, Pool# Q3-9870	4.50%	04/01/2046	1,421,254
1,392,072	FHLMC PC, Pool# Q3-9998	4.50%	04/01/2046	1,529,969
1,751,630	FHLMC PC, Pool# Q4-0481	3.50%	05/01/2046	1,848,866
2,515,966	FHLMC PC, Pool# Q4-0444	4.00%	05/01/2046	2,699,719
3,321,030	FHLMC PC, Pool# Q4-1006	3.50%	06/01/2046	3,505,376
1,341,660	FHLMC PC, Pool# Q4-1628	3.50%	07/01/2046	1,416,135
1,077,193	FHLMC PC, Pool# Q4-2915	3.50%	09/01/2046	1,136,988
3,986,013	FHLMC PC, Pool# Q4-2947	3.50%	09/01/2046	4,207,294
9,245,435	FHLMC REMIC, Series 4318 ~	2.50%	08/15/2022	534,442
7,385,180	FHLMC REMIC, Series 4329 ~	2.50%	01/15/2023	464,939
131,546	FHLMC REMIC, Series 3571	4.00%	09/15/2024	139,981
1,864,671	FHLMC REMIC, Series 4092 ~	3.00%	09/15/2031	175,216
7,850,565	FHLMC REMIC, Series 4186 ~	3.00%	03/15/2033	1,003,283
2,731,570	FHLMC REMIC, Series 4309 ~	3.00%	08/15/2039	296,568
2,658,140	FHLMC REMIC, Series 4015 ~	4.00%	11/15/2039	331,380
361,380	FHLMC REMIC, Series 3878	3.00%	04/15/2041	374,118
1,735,251	FHLMC REMIC, Series 4126 ~	3.50%	05/15/2041	211,525
1,943,640	FHLMC REMIC, Series 4144	2.50%	12/15/2042	1,905,679
5,514,837	FHLMC REMIC, Series 4144	2.50%	12/15/2042	5,524,255
2,292,400	FHLMC REMIC, Series 4153	2.50%	01/15/2043	2,245,005
13,912,248	FHLMC REMIC, Series 4495	2.50%	07/15/2045	14,140,743
5,057,019	FHLMC REMIC, Series 4495 ~	3.50%	07/15/2045	767,251
974	FNMA, Pool# 254089	6.00%	12/01/2016	975
52	FNMA, Pool# 555013	5.50%	11/01/2017	53
200	FNMA, Pool# 725544	5.50%	12/01/2017	201
6,278	FNMA, Pool# 763020	3.50%	08/01/2018	6,619
22,646	FNMA, Pool# 744697	4.50%	10/01/2018	23,231
5,784	FNMA, Pool# 725185	5.00%	02/01/2019	5,979
32,467	FNMA, Pool# 803941 #	2.69%	11/01/2019	32,901
7,246	FNMA, Pool# 255626	5.00%	03/01/2020	7,631
49,531	FNMA, Pool# 970382	4.50%	03/01/2023	51,760
708	FNMA, Pool# 303585	7.00%	10/01/2025	796
945	FNMA, Pool# 303713	6.50%	02/01/2026	1,090
1,591,143	FNMA, Pool# AS6915	3.50%	09/01/2026	1,678,429
11,875	FNMA, Pool# 539082	7.00%	08/01/2028	12,003
1,270,595	FNMA, Pool# AS5354	3.50%	01/01/2030	1,359,529
1,018,016	FNMA, Pool# BC2004	3.00%	05/01/2031	1,070,810
2,707	FNMA, Pool# 592751	7.00%	06/01/2031	2,855
7,958	FNMA, Pool# 625536	6.00%	01/01/2032	9,116
37,527	FNMA, Pool# 628837	6.50%	03/01/2032	43,260
612	FNMA, Pool# 555531	5.50%	06/01/2033	695
746	FNMA, Pool# 555591	5.50%	07/01/2033	848
40,499	FNMA, Pool# 748643 #	2.45%	09/01/2033	42,123
801	FNMA, Pool# 555876	5.50%	10/01/2033	917
55,509	FNMA, Pool# 744805 #	2.39%	11/01/2033	56,542
47,979	FNMA, Pool# 741373 #	2.66%	12/01/2033	50,086
81,380	FNMA, Pool# 764342 #	2.40%	02/01/2034	84,139

2,405	FNMA, Pool# 725424	5.50%	04/01/2034	2,736
33,950	FNMA, Pool# 796283	5.50%	12/01/2034	38,617
1,103	FNMA, Pool# 735022	5.50%	12/01/2034	1,255
9,188	FNMA, Pool# 735263 #	2.49%	01/01/2035	9,670
2,686	FNMA, Pool# 821252 #	2.61%	05/01/2035	2,804
896	FNMA, Pool# 255706	5.50%	05/01/2035	1,015
65	FNMA, Pool# 735580	5.00%	06/01/2035	72
162,025	FNMA, Pool# 836335 #	2.30%	10/01/2035	162,400
121,081	FNMA, Pool# 836715 #	2.61%	10/01/2035	121,623
8,285	FNMA, Pool# 851372 #	2.63%	12/01/2035	8,782
111	FNMA, Pool# 849496	5.50%	12/01/2035	125
1,201	FNMA, Pool# 256022	5.50%	12/01/2035	1,365
18,114	FNMA, Pool# 848817	5.00%	01/01/2036	20,112
815	FNMA, Pool# 845341	5.50%	01/01/2036	921
1,424	FNMA, Pool# 256059	5.50%	01/01/2036	1,616
2,579	FNMA, Pool# 880371 #	2.63%	02/01/2036	2,732
57,310	FNMA, Pool# 865849 #	2.58%	03/01/2036	59,502
4,580	FNMA, Pool# 891332 #	2.52%	04/01/2036	4,811
2,935	FNMA, Pool# 745480 #	2.96%	04/01/2036	3,080
87,080	FNMA, Pool# 882017 #	2.43%	05/01/2036	90,632
3,064	FNMA, Pool# 901006 #	2.44%	09/01/2036	3,256
9,427	FNMA, Pool# 902188 #	2.66%	11/01/2036	9,944
176	FNMA, Pool# 905690	5.50%	12/01/2036	198
88,904	FNMA, Pool# 888445 #	2.62%	04/01/2037	95,563
11,002	FNMA, Pool# 888463 #	5.36%	05/01/2037	11,220
345	FNMA, Pool# 960392	5.50%	12/01/2037	390
5,192	FNMA, Pool# 933628 #	2.88%	07/01/2038	5,390
3,787	FNMA, Pool# 965185 #	2.27%	09/01/2038	3,983
5,090,573	FNMA, Pool# AS2249	4.00%	04/01/2039	5,472,301
15,028	FNMA, Pool# AC4824 #	2.59%	10/01/2039	15,868
8,676	FNMA, Pool# AH4794	5.00%	02/01/2041	9,703
20,388	FNMA, Pool# AI1170	5.00%	04/01/2041	22,663
3,742,259	FNMA, Pool# AL6768	6.00%	05/01/2041	4,296,215
1,557,010	FNMA, Pool# AW7425	5.00%	01/01/2042	1,728,894
584,049	FNMA, Pool# MA1065	4.00%	05/01/2042	629,523
781,193	FNMA, Pool# AO7724	4.50%	06/01/2042	856,095
14,959	FNMA, Pool# AR1150	3.00%	01/01/2043	15,623
3,113,026	FNMA, Pool# AR6379	3.00%	02/01/2043	3,256,769
1,504,611	FNMA, Pool# AB8711	3.00%	03/01/2043	1,575,897
1,070,191	FNMA, Pool# BC1738	4.50%	09/01/2043	1,177,627
2,363,004	FNMA, Pool# AU6230	5.00%	09/01/2043	2,629,765
1,138,491	FNMA, Pool# AV5309	4.00%	12/01/2043	1,226,115
813,127	FNMA, Pool# AS1429	4.00%	12/01/2043	877,745
939,301	FNMA, Pool# AV7739	4.00%	01/01/2044	1,018,280
2,680,274	FNMA, Pool# BC1737	4.00%	01/01/2044	2,880,686
1,548,494	FNMA, Pool# AW0998	4.00%	05/01/2044	1,675,814
1,182,542	FNMA, Pool# AW6485	4.00%	06/01/2044	1,279,775
1,475,074	FNMA, Pool# AS2985	4.00%	08/01/2044	1,599,130
1,767,886	FNMA, Pool# AZ6807	3.50%	11/01/2044	1,869,135
1,122,738	FNMA, Pool# AY0382	4.00%	11/01/2044	1,209,439
206,548	FNMA, Pool# AY1007	4.00%	02/01/2045	221,992
245,009	FNMA, Pool# AY3851	4.50%	02/01/2045	268,500
1,565,879	FNMA, Pool# AY0677	3.50%	03/01/2045	1,670,551
1,054,496	FNMA, Pool# AW9534	4.00%	03/01/2045	1,141,690
1,839,591	FNMA, Pool# AZ2000	3.50%	05/01/2045	1,962,445
979,053	FNMA, Pool# AZ4154	4.00%	06/01/2045	1,061,655
862,488	FNMA, Pool# AZ5811	4.00%	07/01/2045	926,979
3,586,333	FNMA, Pool# AZ7828	4.00%	08/01/2045	3,857,232
1,645,710	FNMA, Pool# AY8184	4.00%	08/01/2045	1,781,880
2,416,259	FNMA, Pool# AZ8218	4.00%	08/01/2045	2,596,929
689,133	FNMA, Pool# AZ8061	4.00%	08/01/2045	741,195
2,461,020	FNMA, Pool# AZ7182	4.50%	08/01/2045	2,699,815
2,335,343	FNMA, Pool# AY8481	4.50%	08/01/2045	2,561,560
340,903	FNMA, Pool# AZ1494	4.00%	09/01/2045	366,789
1,739,762	FNMA, Pool# AZ7073	4.00%	09/01/2045	1,878,862
1,257,300	FNMA, Pool# AZ9834	4.50%	09/01/2045	1,377,852
1,925,867	FNMA, Pool# BA6225	4.00%	10/01/2045	2,091,452
1,109,017	FNMA, Pool# BA2526	4.00%	10/01/2045	1,194,804
312,638	FNMA, Pool# BA2936	4.00%	10/01/2045	337,624
1,135,526	FNMA, Pool# BA2509	4.50%	10/01/2045	1,245,663

1,406,492	FNMA, Pool# AZ9543	4.50%	10/01/2045	1,543,091
1,312,953	FNMA, Pool# AZ5035	4.50%	10/01/2045	1,442,149
1,755,241	FNMA, Pool# BA3674	4.50%	10/01/2045	1,923,536
2,606,002	FNMA, Pool# AZ7081	3.50%	11/01/2045	2,779,741
2,195,458	FNMA, Pool# BA5436	3.50%	11/01/2045	2,331,297
1,262,719	FNMA, Pool# BC3849	4.00%	11/01/2045	1,360,787
1,327,463	FNMA, Pool# BA5469	3.50%	12/01/2045	1,412,663
558,216	FNMA, Pool# BA5579	3.50%	12/01/2045	589,955
1,410,662	FNMA, Pool# BA5582	3.50%	12/01/2045	1,493,476
1,553,000	FNMA, Pool# AZ5003	4.00%	12/01/2045	1,669,210
3,598,658	FNMA, Pool# BA4395	4.00%	12/01/2045	3,870,522
3,503,015	FNMA, Pool# BA6310	4.50%	12/01/2045	3,839,487
1,723,803	FNMA, Pool# BA5583	3.50%	01/01/2046	1,852,040
1,443,497	FNMA, Pool# BA5584	3.50%	01/01/2046	1,539,838
2,051,279	FNMA, Pool# BA7237	4.00%	01/01/2046	2,221,558
1,602,160	FNMA, Pool# BA5587	4.00%	01/01/2046	1,737,482
1,350,268	FNMA, Pool# BC2159	4.00%	01/01/2046	1,458,761
2,986,205	FNMA, Pool# BC1230	3.50%	02/01/2046	3,171,115
2,368,913	FNMA, Pool# BC3871	3.50%	02/01/2046	2,503,003
1,816,491	FNMA, Pool# BC3867	3.50%	02/01/2046	1,919,868
1,088,341	FNMA, Pool# BA5510	4.00%	02/01/2046	1,178,969
1,234,723	FNMA, Pool# BC7884	4.00%	02/01/2046	1,330,619
1,351,923	FNMA, Pool# BC1231	4.00%	02/01/2046	1,467,121
1,575,131	FNMA, Pool# BC3491	4.00%	02/01/2046	1,692,909
1,029,854	FNMA, Pool# BC2890	4.50%	02/01/2046	1,129,075
1,088,670	FNMA, Pool# BC6366	4.50%	02/01/2046	1,195,780
5,201,065	FNMA, Pool# AL8256	3.00%	03/01/2046	5,456,424
685,918	FNMA, Pool# BC3387	3.50%	03/01/2046	724,109
2,247,734	FNMA, Pool# BC5311	3.50%	03/01/2046	2,372,837
2,572,624	FNMA, Pool# BC5719	3.50%	03/01/2046	2,715,864
2,410,177	FNMA, Pool# BC1236	3.50%	03/01/2046	2,551,820
2,438,063	FNMA, Pool# BC5066	3.50%	03/01/2046	2,573,810
1,710,807	FNMA, Pool# BC4621	4.00%	03/01/2046	1,838,729
1,031,387	FNMA, Pool# AZ0757	4.00%	03/01/2046	1,108,507
1,063,481	FNMA, Pool# BC2913	4.00%	03/01/2046	1,143,795
1,004,120	FNMA, Pool# BC5323	4.00%	03/01/2046	1,084,879
1,828,858	FNMA, Pool# BC5599	4.00%	03/01/2046	1,965,607
2,322,228	FNMA, Pool# BC1241	3.50%	04/01/2046	2,458,697
1,087,388	FNMA, Pool# BC1240	3.50%	04/01/2046	1,157,788
1,470,802	FNMA, Pool# BC6557	3.50%	04/01/2046	1,552,691
1,443,000	FNMA, Pool# BC7881	3.50%	04/01/2046	1,527,800
1,365,540	FNMA, Pool# BC6771	4.50%	04/01/2046	1,511,652
1,587,287	FNMA, Pool# BC9451	3.50%	05/01/2046	1,677,137
1,173,674	FNMA, Pool# BC9463	4.00%	05/01/2046	1,268,073
2,216,775	FNMA, Pool# BC8680	4.50%	05/01/2046	2,434,900
1,382,548	FNMA, Pool# BD1370	3.50%	06/01/2046	1,463,789
3,646,093	FNMA, Pool# BD1382	4.00%	06/01/2046	3,918,825
1,659,737	FNMA, Pool# BD1026	4.00%	06/01/2046	1,783,841
2,589,293	FNMA, Pool# BD2955	3.50%	07/01/2046	2,733,471
1,041,905	FNMA, Pool# BD2775	4.00%	07/01/2046	1,128,901
3,595,988	FNMA, Pool# BD2778	4.50%	07/01/2046	3,949,369
2,027,929	FNMA, Pool# BD3951	3.00%	08/01/2046	2,120,687
1,389,673	FNMA, Pool# BD5920	3.00%	08/01/2046	1,446,072
1,412,027	FNMA, Pool# BD5455	3.50%	08/01/2046	1,492,394
1,921,557	FNMA, Pool# BD4899	4.50%	08/01/2046	2,114,772
1,100,471	FNMA, Pool# BD7530	4.50%	09/01/2046	1,211,127
142,108	FNMA REMIC Trust, Series 2003-122	4.00%	12/25/2018	145,205
65	FNMA REMIC Trust, Series 1990-105	6.50%	09/25/2020	68
8,470	FNMA REMIC Trust, Series 2012-1	1.75%	12/25/2021	8,549
238,508	FNMA REMIC Trust, Series 2011-18	4.00%	10/25/2025	239,437
4,058,691	FNMA REMIC Trust, Series 2012-139 ~	2.50%	12/25/2027	366,460
281,845	FNMA REMIC Trust, Series 2013-15 ~	3.00%	03/25/2028	27,344
3,863,788	FNMA REMIC Trust, Series 2013-115 ~	3.00%	04/25/2031	422,008
12,142,044	FNMA REMIC Trust, Series 2014-14 ~	3.00%	04/25/2031	851,908
9,480,348	FNMA REMIC Trust, Series 2013-104 ~	3.00%	08/25/2032	750,664
10,082,816	FNMA REMIC Trust, Series 2013-24 ~	3.00%	11/25/2040	1,248,449
441,359	FNMA REMIC Trust, Series 2012-10 #	1.08%	02/25/2042	444,583
1,913,934	FNMA REMIC Trust, Series 2013-34 ~	3.00%	05/25/2042	272,798
1,580,470	FNMA REMIC Trust, Series 2012-99 ~	4.50%	05/25/2042	256,199

7,908,126	FNMA REMIC Trust, Series 2013-20 ~	3.50%	11/25/2042	961,536
16,034	FNMA REMIC Trust, Series 2003-W10	4.30%	06/25/2043	17,244
5,382	FNMA REMIC Trust, Series 2003-W12	4.48%	06/25/2043	5,798
32,293	FNMA REMIC Trust, Series 2003-W12	4.55%	06/25/2043	35,287
18,055	FNMA REMIC Trust, Series 2003-W12	4.68%	06/25/2043	19,545
21,064	FNMA REMIC Trust, Series 2003-W12	5.00%	06/25/2043	22,883
1,495,265	FNMA REMIC Trust, Series 2015-40 ~	4.50%	03/25/2045	322,945
7,500,000	FNMA, 2.5%, Due TBA October	2.50%	10/15/2031	7,768,745
7,000,000	FNMA, 3.0%, Due TBA October	3.00%	10/15/2031	7,349,453
17,000,000	FNMA, 3.0%, Due TBA October	3.00%	10/15/2046	17,670,039
11,000,000	FNMA, 3.5%, Due TBA October	3.50%	10/15/2046	11,607,578
7,165,052	FHMS, Series K-055 #~	1.50%	03/25/2026	746,178
7,680,198	FHMS, Series K-056 #~	1.40%	05/25/2026	742,511
6,750,000	FHMS, Series K-057	1.19%	07/25/2026	625,385
10,573,540	FHMS, Series K-722 #~	1.31%	03/25/2023	740,180
3,320,000	Freddie Mac STACR Debt Notes, Series 2014-DN1 #	2.73%	02/26/2024	3,410,458
6,500,000	Freddie Mac STACR Debt Notes, Series 2014-DN2 #	2.18%	04/25/2024	6,561,100
2,680,025	Freddie Mac STACR Debt Notes, Series 2015-DNA1 #	1.43%	10/25/2027	2,683,743
3,600,000	Freddie Mac STACR Debt Notes, Series 2015-DNA1 #	2.38%	10/25/2027	3,663,699
900,000	FREMF Mortgage, Series 2011-K703 #^	5.05%	07/25/2044	940,945
2,896,068	FREMF Mortgage, Series 2013-K712 #^	3.48%	05/25/2045	2,975,916
2,790,963	FREMF Mortgage, Series 2012-K19 #^	4.17%	05/25/2045	3,012,260
5,000,000	FREMF Mortgage, Series 2012-K711 #^	3.68%	08/25/2045	5,159,433
600,000	FREMF Mortgage, Series 2013-K713 #^	3.27%	04/25/2046	615,995
54	GNMA, Pool# 781403X	6.00%	02/15/2017	54
6	GNMA, Pool# 198708X	9.50%	04/15/2017	6
5,142	GNMA, Pool# 595167X	5.50%	11/15/2017	5,208
3,319	GNMA, Pool# 552929X	5.00%	12/15/2017	3,356
1,032	GNMA, Pool# 607669X	5.00%	02/15/2018	1,049
3,400	GNMA, Pool# 594102X	4.50%	09/15/2018	3,463
8,348	GNMA, Pool# 780576X	7.00%	12/15/2022	9,416
35,785	GNMA, Pool# 723460X	4.00%	12/15/2024	38,103
1,315	GNMA, Pool# 780195X	8.00%	07/15/2025	1,519
13,114	GNMA, Pool# 487110	6.50%	04/15/2029	15,516
338	GNMA, Pool# 536231X	9.00%	07/15/2030	339
5,081	GNMA, Pool# 571166	7.00%	08/15/2031	5,241
4,162	GNMA, Pool# 004017M	6.00%	08/20/2037	4,727
3,547	GNMA, Pool# 565240X	6.50%	09/15/2037	4,155
3,949	GNMA, Pool# 676322X	7.00%	09/15/2037	4,314
10,270	GNMA, Pool# 646058X	6.00%	11/15/2037	11,772
105,162	GNMA, Pool# 706295C	5.10%	12/20/2038	114,599
109,619	GNMA, Pool# 706155C	5.10%	03/20/2039	119,444
11,369	GNMA REMIC Trust, Series 201-03	3.00%	01/16/2027	11,898
14,379,706	GNMA REMIC Trust, Series 2013-170 ~	2.50%	05/16/2028	1,010,281
1,301,755	GNMA REMIC Trust, Series 2013-168 ~	2.50%	11/16/2028	118,339
880	GNMA REMIC Trust, Series 2003-97	4.50%	03/20/2033	909
682,000	GNMA REMIC Trust, Series 2011-156	2.00%	04/20/2040	609,212
10,449,753	GNMA REMIC Trust, Series 2013-79 ~	3.00%	01/20/2042	863,096
831,612	GNMA REMIC Trust, Series 2012-97	2.00%	08/16/2042	759,931
562,229	GNMA REMIC Trust, Series 2011-121 #	0.93%	03/16/2043	559,776
725,000	GNMA REMIC Trust, Series 2012-44	2.95%	08/16/2043	746,825
6,867,000	GNMA REMIC Trust, Series 2013-85 #	2.79%	02/16/2049	6,896,921
8,000,000	GNMA REMIC Trust, Series 2013-73 #	2.67%	10/16/2052	8,007,715
5,307,424	GNMA REMIC Trust, Series 2014-135 #~	0.89%	01/16/2056	315,631
5,491,980	GNMA REMIC Trust, Series 2015-172 #~	1.05%	03/16/2057	413,883
7,409,349	GNMA REMIC Trust, Series 2016-40 #~	0.86%	07/16/2057	517,465
5,837,326	GNMA REMIC Trust, Series 2016-56 #~	1.04%	11/16/2057	491,101
6,500,000	GNMA REMIC Trust, Series 2016-127 #~	0.96%	05/16/2058	543,926
6,646,770	GNMA REMIC Trust, Series 2016-98 ~	1.05%	05/16/2058	557,391
6,093,846	GNMA REMIC Trust, Series 2016-110 #~	1.07%	05/16/2058	521,720
7,000,000	GNMA, 3.0%, Due TBA October	3.00%	10/15/2046	7,333,594
14,000,000	GNMA, 3.5% Due TBA October	3.50%	10/15/2046	14,870,625
Total Mortgage Backed Securities (Cost $448,438,376)				450,974,951

Asset Backed Securities - 7.7%
734,949	Aircraft Certificate Owners Trust, Series 2003 ^	7.00%	09/20/2022	779,965
236,267	AmeriCredit Automobile Receivables Trust, Series 2012-4 C	1.93%	08/08/2018	236,576
98,093	AmeriCredit Automobile Receivables Trust, Series 2012-5 C	1.69%	11/08/2018	98,185
331,079	AmeriCredit Automobile Receivables Trust, Series 2014-2 A-3	0.94%	02/08/2019	330,609
1,502,898	AmeriCredit Automobile Receivables Trust, Series 2016-1 A-2-A #	1.52%	06/10/2019	1,506,574
3,000,000	AmeriCredit Automobile Receivables Trust, Series 2013-5 C	2.29%	11/08/2019	3,018,576
1,750,000	AmeriCredit Automobile Receivables Trust, Series 2015-4	2.11%	01/08/2021	1,766,909
250,000	Anchorage Capital CLO, Ltd.#^	2.28%	10/15/2026	250,146
250,000	Ares XXXI CLO, Ltd. #^	2.27%	08/28/2025	250,019
250,000	Atlas Senior Loan Fund VI, Ltd., Series A #^	2.22%	10/15/2026	250,096
220,000	Babson CLO, Ltd., Series 2014-I #^	2.19%	07/20/2025	220,012
40,718	Capital Auto Receivables Asset Trust, Series 2013-4 A-3	1.09%	03/20/2018	40,705
293,636	Capital Auto Receivables Asset Trust, Series 2014-2 A-3	1.26%	05/21/2018	293,795
63,017	Capital Auto Receivables Asset Trust, Series 2013-2 A-4	1.56%	07/20/2018	63,036
250,000	Carlyle Global Market Strategies CLO, Ltd., Series FLT #^	2.19%	07/27/2026	250,062
230,000	Dryden Senior Loan Fund, Series 2015-37 #^	2.18%	04/15/2027	230,607
965,184	Exeter Automobile Receivables Trust, Series 2015-2 ^	1.54%	11/15/2019	964,193
3,000,000	Highbridge Loan Management, Ltd., Series 6a-2015 C #^	3.85%	05/05/2027	3,012,309
230,000	Limerock CLO II, Ltd., Series 2014-2 #^	2.18%	04/18/2026	230,236
70,000	Magnetite XII, Ltd., Series 2015-12 #^	2.18%	04/15/2027	70,017
917,377	Oscar U.S. Funding Trust IV, Series 2016-4 #^	2.14%	07/15/2020	922,833
325,000	Oscar U.S. Funding Trust V, Series 2016-5 #^†	2.02%	11/15/2019	325,000
433,747	Prestige Auto Receivables Trust, Series 2016-1 A-2 ^	1.78%	04/15/2019	434,681
2,200,000	Prestige Auto Receivables Trust, Series 2014-1 B ^	1.91%	04/15/2020	2,204,259
760,000	Prestige Auto Receivables Trust, Series 2016-1 A-3 ^	1.99%	06/15/2020	763,544
254,000	Prestige Auto Receivables Trust, Series 2016-1 B ^	2.98%	11/16/2020	257,658
285,000	Prestige Auto Receivables Trust, Series 2015-1 B ^	2.04%	04/15/2021	286,756
155,946	Santander Drive Auto Receivables Trust, Series 2014-1	1.59%	10/15/2018	156,023
1,347,689	Santander Drive Auto Receivables Trust, Series 2014-3	1.45%	05/15/2019	1,348,621
3,000,000	Santander Drive Auto Receivables Trust, Series 2015-1	1.97%	11/15/2019	3,010,435
1,455,000	Santander Drive Auto Receivables Trust, Series 2015-2	2.44%	04/15/2021	1,471,678
1,032,871	Sierra Timeshare Receivables Funding LLC, Series 2014-3 A ^	2.30%	10/20/2031	1,035,317
1,235,112	Sierra Timeshare Receivables Funding LLC, Series 2015-2 A ^	2.43%	06/20/2032	1,238,199
948,572	Sierra Timeshare Receivables Funding LLC, Series 2015-3 A ^	2.58%	09/20/2032	954,743
1,029,707	Sierra Timeshare Receivables Funding LLC, Series 2016-2 A ^	2.33%	07/20/2033	1,030,777
737,853	US Airways Pass Through Trust, Series 1999-1 A	8.36%	07/20/2020	771,979
1,120,000	VSE VOI Mortgage LLC, Series 2016-A ^	2.54%	07/20/2033	1,124,491
Total Asset Backed Securities (Cost $30,990,790)				31,199,621

Local Government Housing Agency Bonds - 5.6%
2,500,000	California Housing Finance Agency #	0.86%	02/01/2036	2,500,000
2,500,000	City of New York, New York #	0.87%	08/01/2031	2,500,000
2,500,000	Colorado Housing & Finance Authority #	0.31%	09/01/2025	2,500,000
1,730,000	Delaware State Housing Authority	2.75%	12/01/2041	1,735,138
2,500,000	Harris County Cultural Education Facilities Finance Corp. #	0.83%	09/01/2031	2,500,000
780,000	Missouri Housing Development Commission	2.65%	11/01/2040	775,632
2,500,000	New York City Water & Sewer System #	0.87%	06/15/2048	2,500,000
2,500,000	New York State Dormitory Authority #	0.86%	07/01/2034	2,500,000
2,500,000	New York State Housing Finance Agency #	0.88%	11/01/2046	2,500,000
2,500,000	Vermont Housing Finance Agency #	0.90%	05/01/2029	2,500,000
Total Local Government Housing Agency Bonds (Cost $22,361,069)				22,510,770

Shares
Short-Term Investments - 3.5%
Money Market Funds - 3.5%
14,121,598	First American Treasury Obligations Fund - Class Z, 0.22%*			14,121,598
Total Short-Term Investmentss (Cost $14,121,598)				14,121,598
Total Investments - 128.5% (Cost $515,911,833)				518,806,940
Liabilities in Excess of Other Assets - (28.5)%				(115,099,542)
NET ASSETS - 100.0%				$403,707,398

#Variable rate security. Rate disclosed is as of September 30, 2016.
*Annualized seven-day yield as of September 30, 2016.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2016, the value of these securities amounted to $31,689,826 or 7.8% of net assets.

† Security is fair valued under supervision of the Board of Trustees
~ Interest Only Securities

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows+:
$515,931,521
Tax cost of investments	7,779,498
Gross unrealized appreciation	(4,904,079)
Gross unrealized depreciation	$2,875,419
Net unrealized appreciation (depreciation)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Brown Advisory Mortgage Securities Fund
Schedule of Securities Sold Short
September 30, 2016 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Mortgage Backed Securities - (4.3)%
16,000,000	FNMA, 4.0%, Due TBA October	4.00%	10/15/2046	(17,185,000)
Total Mortgage Backed Securities (Proceeds $17,140,000)				$(17,185,000)

Percentages are stated as a percent of net assets.

Summary of Fair Value Disclosure at September 30, 2016 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3
Mortgage Backed Securities	$-	$450,974,951	$-
Asset Backed Securities	$-	$30,874,621	$325,000
Local Government Housing Agency Bonds	$-	$22,510,770	$-
Short-Term Investments	$14,121,598	$-	$-
Total Investments	$14,121,598	$504,360,342	$325,000
Mortgage Backed Securities - Short	$-	$(17,185,000)	$-

Brown Advisory - WMC Strategic European Equity Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 98.9%
Belgium - 2.5%
358,005	UCB S.A.	27,711,786
Denmark - 4.9%
793,753	DSV A/S	39,604,444
330,823	H. Lundbeck A/S*	10,865,302
310,544	Spar Nord Bank A/S	3,001,738
		53,471,484
Finland - 4.2%
666,668	Kone OYJ	33,844,926
270,921	Sampo OYJ	12,036,398
		45,881,324
France - 12.8%
762,727	Altran Technologies S.A.	11,279,086
75,863	BioMerieux	11,305,760
633,045	Elior Group	14,494,957
602,830	Elis S.A.*	9,948,856
635,471	Legrand S.A.	37,460,647
114,179	L'Oreal S.A.	21,581,030
237,272	Pernod Ricard S.A.	28,101,268
169,662	Worldline S.A.*	5,134,528
		139,306,132
Germany - 8.8%
188,898	Beiersdorf AG	17,830,756
1,315,919	Infineon Technologies AG	23,464,966
249,072	Merck KGaA	26,866,264
114,549	NORMA Group SE	5,897,114
61,510	ProSiebenSat.1 Media AG	2,637,266
437,382	United Internet AG	19,370,450
		96,066,816
Italy - 2.0%
186,684	DiaSorin S.p.A.	11,999,137
1,701,832	OVS S.p.A.	9,847,937
		21,847,074
Netherlands - 5.6%
99,785	ASML Holding NV	10,935,587
355,804	Heineken NV	31,275,765
397,935	Unilever NV	18,334,250
		60,545,602
Spain - 0.7%
133,041	Viscofan S.A.	7,200,344
Sweden - 9.4%
1,335,247	Assa Abloy AB	27,115,740
1,152,221	Atlas Copco AB	34,687,078
1,881,702	Cloetta AB	6,821,110
1,375,476	Sandvik AB	15,135,325
970,556	Trelleborg AB	19,010,918
		102,770,171

Switzerland - 19.4%
2,030	BELIMO Holding AG	6,684,478
781	Chocoladefabriken Lindt & Spruengli AG	4,516,657
543,179	Cie Financiere Richemont S.A.	33,127,175
30,690	Daetwyler Holding AG	4,434,723
66,073	Geberit AG	28,962,471
3,442	Givaudan S.A.	7,017,272
15,497	INFICON Holding AG	5,936,609
776,946	Julius Baer Group, Ltd.	31,669,852
120,221	Kuehne & Nagel International AG	17,471,269
4,485	LEM Holding S.A.	5,074,406
86,311	Schindler Holding AG	16,207,694
63,852	Tecan Group AG	11,219,322
91,675	Temenos Group AG*	5,780,945
2,440,011	UBS Group AG	33,331,670
		211,434,543
United Kingdom - 28.6%
762,930	Berendsen PLC	12,265,582
8,561,841	Booker Group PLC	19,749,697
504,252	British American Tobacco PLC	32,159,032
1,530,205	Compass Group PLC	29,634,782
365,565	Diploma PLC	4,164,917
333,351	Dunelm Group PLC	3,681,240
631,058	Halma PLC	8,567,742
552,564	Hikma Pharmaceuticals PLC	14,433,839
1,032,837	Jardine Lloyd Thompson Group PLC	13,506,563
1,604,648	Prudential PLC	28,444,892
383,355	Reckitt Benckiser Group PLC	36,090,722
3,083,378	Saga PLC	8,506,182
1,446,092	Smith & Nephew PLC	23,322,994
757,752	Spectris PLC	19,294,707
296,416	Spirax-Sarco Engineering PLC	17,277,850
1,407,594	SSP Group PLC	5,834,741
525,303	SuperGroup PLC	10,227,425
1,621,116	UBM PLC	14,985,651
466,013	WH Smith PLC	9,296,600
		311,445,158
Total Common Stocks (Cost $1,025,913,250)		1,077,680,434

Preferred Stocks - 0.4%
Germany - 0.4%
90,474	Fuchs Petrolub SE	4,130,739
Total Preferred Stocks (Cost $3,841,855)		4,130,739

Short-Term Investments - 0.3%
Money Market Funds - 0.3%
2,828,172	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.35%#	2,828,172
Total Short-Term Investments (Cost $2,828,172)		2,828,172
Total Investments - 99.6% (Cost $1,032,583,277)		1,084,639,345
Other Assets in Excess of Liabilities - 0.4%		4,633,823
NET ASSETS - 100.0%		$1,089,273,168

* Non-Income Producing
# Annualized seven-day yield as of September 30, 2016.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows+:

Tax cost of investments	$1,038,288,184
Gross unrealized appreciation	143,438,160
Gross unrealized depreciation	(97,086,999)
Net unrealized appreciation (depreciation)	$46,351,161

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2016 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3
Common Stocks:
Belgium	$-	$27,711,786	$-
Denmark	$-	$53,471,484	$-
Finland	$-	$45,881,324	$-
France	$-	$139,306,132	$-
Germany	$-	$96,066,816	$-
Italy	$-	$21,847,074	$-
Netherlands	$-	$60,545,602	$-
Spain	$-	$7,200,344	$-
Sweden	$-	$102,770,171	$-
Switzerland	$6,684,478	$204,750,065	$-
United Kingdom	$7,846,157	$303,599,001	$-
Preferred Stocks	$-	$4,130,739	$-
Short-Term Investments	$2,828,172	$-	$-
Total Investments	$17,358,807	$1,067,280,538	$-

Brown Advisory - WMC Japan Alpha Opportunities Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 95.4%
Japan- 95.4%
Consumer Discretionary - 28.0%
732,200	Aisan Industry Co., Ltd.	5,810,678
1,435,400	Alpine Electronics, Inc.	18,988,782
342,000	Avex Group Holdings, Inc.	4,656,379
53,497	BELC Co., Ltd.	2,033,584
282,200	Bellsystem24 Holdings, Inc.	2,429,974
74,627	Benefit One, Inc.	2,348,212
384,100	Benesse Holdings, Inc.	9,810,414
196,600	CyberAgent, Inc.	5,844,800
505,900	DaikyoNishikawa Corp.	6,249,674
99,300	Daiwa House Industry Co., Ltd.	2,725,257
133,741	DIP Corp.	4,162,033
365,493	En-Japan, Inc.	7,922,789
398,300	Exedy Corp.	10,126,224
384,087	FUJIFILM Holdings Corp.	14,227,693
796,400	Funai Electric Co., Ltd.	6,536,538
183,500	Gendai Agency, Inc.	954,049
223,900	H.I.S. Co., Ltd.	5,861,480
119,700	H2O Retailing Corp.	1,702,824
1,101,700	Honda Motor Co., Ltd.	31,795,394
431,020	Honeys Co., Ltd.	5,061,245
461,700	IDOM, Inc.	2,592,591
228,000	Iida Group Holdings Co., Ltd.	4,587,981
378,900	Isuzu Motors, Ltd.	4,460,059
611,900	ITOCHU Corp.	7,703,556
46,600	Itokuro, Inc.*	1,379,693
63,659	Joyful Honda Co., Ltd.	1,660,947
745,700	Keihin Corp.	11,824,178
40,112	Konami Holdings Corp.	1,549,941
458,800	Kuroda Electric Co., Ltd.	8,804,360
122,400	Kyoritsu Maintenance Co., Ltd.	7,662,891
136,985	M3, Inc.	4,689,061
39,007	Makita Corp.	2,779,242
1,955,900	Mitsubishi Motors Corp.	9,136,551
906,740	NGK Spark Plug Co., Ltd.	16,022,402
1,035,200	Nikon Corp.	15,459,940
99,573	Nintendo Co., Ltd.	26,660,938
1,445,680	Nippon Television Holdings, Inc.	24,542,200
161,100	Nishimatsuya Chain Co., Ltd.	2,448,705
1,176,800	Nissan Motor Co., Ltd.	11,543,084
629,400	Nissin Kogyo Co., Ltd.	9,586,198
27,639	Nitori Holdings Co., Ltd.	3,313,163
214,700	PAL Group Holdings Co., Ltd.	4,985,797
95,298	PALTAC Corp.	2,233,134
1,033,800	Panasonic Corp.	10,339,611
5,716,400	Pioneer Corp.	12,438,153
123,000	Proto Corp.	1,425,330
590,800	Rakuten, Inc.	7,711,892
411,600	Relia, Inc.	3,686,342
19,500	Relo Group, Inc.	3,241,100

72,600	Sankyo Co., Ltd.	2,480,330
2,390,000	Sanyo Shokai, Ltd.	3,958,818
304,524	Sega Sammy Holdings, Inc.	4,344,020
30,306	Seria Co., Ltd.	2,436,512
166,000	Square Enix Holdings Co., Ltd.	5,724,191
124,527	Start Today Co., Ltd.	2,142,694
158,700	Suzuki Motor Corp.	5,315,662
205,945	TechnoPro Holdings, Inc.	7,788,675
99,800	Teijin, Ltd.	1,936,125
209,500	Temp Holdings Co., Ltd.	3,679,458
124,400	Tenma Corp.	1,987,113
787,700	Tokai Rika Co., Ltd.	15,423,425
2,719,610	Toyo Tire & Rubber Co., Ltd.	38,251,011
563,700	Toyoda Gosei Co., Ltd.	13,106,016
110,810	Toyota Industries Corp.	5,143,425
146,309	Trusco Nakayama Corp.	7,800,712
105,100	TV Asahi Holdings Corp.	1,938,382
441,100	XEBIO Holdings Co., Ltd.	6,606,795
48,332	Yamaha Corp.	1,564,572
129,500	Yondoshi Holdings, Inc.	3,009,776
		508,354,775
Consumer Staples - 6.4%
87,300	Ain Holdings, Inc.	5,943,594
51,315	Ariake Japan Co., Ltd.	2,764,396
218,600	Cawachi, Ltd.	5,296,560
45,700	Ci:z Holdings Co., Ltd.	1,312,692
64,100	Cocokara Fine, Inc.	2,469,663
82,700	Create SD Holdings Co., Ltd	1,975,630
121,000	Ezaki Glico Co., Ltd.	7,349,152
782,300	Itoham Yonekyu Holdings, Inc.	8,168,844
206,100	Japan Tobacco, Inc.	8,436,750
206,630	Kao Corp.	11,682,453
46,300	Kose Corp.	4,740,979
229,487	Lion Corp.	3,718,309
52,124	Megmilk Snow Brand Co., Ltd.	1,905,876
38,244	MEIJI Holdings Co., Ltd.	3,797,270
171,686	Morinaga & Co., Ltd.	8,278,448
316,200	Seven & I Holdings Co., Ltd.	14,948,449
72,485	Sundrug Co., Ltd.	6,084,340
44,730	Tsuruha Holdings, Inc.	5,170,815
171,780	Unicharm Corp.	4,457,268
190,900	United Super Markets Holdings, Inc.	1,884,718
66,424	Welcia Holdings Co., Ltd.	4,579,165
62,311	Yamazaki Baking Co., Ltd.	1,532,167
		116,497,538
Energy - 1.7%
2,368,300	Inpex Corp.	21,533,701
387,500	Japan Petroleum Exploration Co., Ltd.	8,580,681
		30,114,382

Financials - 10.6%
1,138,100	Dai-ichi Life Insurance Co., Ltd.	15,614,181
407,000	Eighteenth Bank, Ltd.	1,207,311
786,600	Ichigo, Inc.	3,489,382
131,800	Japan Exchange Group, Inc.	2,060,834
10,196,440	Mitsubishi UFJ Financial Group, Inc.	51,656,048
13,485,200	Mizuho Financial Group, Inc.	22,728,476
1,010,000	Oita Bank, Ltd.	3,675,377
2,764,000	Shinsei Bank, Ltd.	4,191,399
835,500	Sumitomo Mitsui Financial Group, Inc.	28,222,865
2,087,300	T&D Holdings, Inc.	23,547,039
761,000	Tochigi Bank, Ltd.	3,090,333
462,385	Tokio Marine Holdings, Inc.	17,732,456
106,830	Tokyo TY Financial Group, Inc.	2,985,638
676,000	Yamanashi Chuo Bank, Ltd.	2,916,886
214,900	Zenkoku Hosho Co., Ltd.	8,915,521
		192,033,746
Health Care - 6.4%
119,102	Asahi Intecc Co., Ltd.	5,450,643
264,000	CMIC Holdings Co., Ltd.	4,010,721
396,500	Eisai Co., Ltd.	24,798,508
155,400	EPS Holdings, Inc.	2,134,752
210,900	Nippon Shinyaku Co., Ltd.	11,430,616
105,347	Nipro Corp.	1,339,799
391,860	Olympus Corp.	13,684,284
22,627	PeptiDream, Inc.*	1,236,877
190,046	SMS Co., Ltd.	5,083,543
23,604	Sosei Group Corp.*	4,166,546
139,700	Suzuken Co., Ltd.	4,612,967
22,700	Sysmex Corp.	1,684,192
737,500	Takeda Pharmaceutical Co., Ltd.	35,348,112
34,340	Terumo Corp.	1,320,909
		116,302,469
Industrials - 11.3%
193,000	Daifuku Co., Ltd.	3,544,012
59,900	Daiseki Co., Ltd.	1,169,531
141,000	DMG Mori Co., Ltd.	1,471,053
127,150	East Japan Railway Co.	11,477,075
31,900	FANUC Corp.	5,388,403
1,508,110	Hino Motors, Ltd.	16,112,927
390,400	Hisaka Works, Ltd.	3,299,999
287,700	Hitachi Chemical Co., Ltd.	6,610,458
656,030	Hitachi Metals, Ltd.	8,070,617
1,024,800	Hosiden Corp.	7,430,965
4,687,710	IHI Corp.	13,623,461
95,500	Jamco Corp.	1,938,092
87,100	Japan Airlines Co., Ltd.	2,560,346
356,820	Japan Aviation Electronics Industry, Ltd.	5,599,009
566,000	Japan Steel Works, Ltd.	12,855,379
409,414	Kyudenko Corp.	15,022,612
54,100	METAWATER Co., Ltd.	1,478,618
484,440	NGK Insulators, Ltd.	10,066,940
129,300	Nippon Densetsu Kogyo Co., Ltd.	2,431,915
189,379	Nissin Electric Co., Ltd.	3,156,961

454,600	Sanwa Holdings Corp.	4,400,977
751,820	Sumitomo Electric Industries, Ltd.	10,628,264
4,017,000	Sumitomo Heavy Industries, Ltd.	19,847,914
294,900	Tokyu Construction Co., Ltd.	2,949,631
2,264,000	Toshiba Machine Co., Ltd.	7,775,414
273,600	Toshiba Plant System & Services Corp.	4,422,016
3,104,000	Toyo Engineering Corp.	10,056,740
136,800	Tsubaki Nakashima Co., Ltd.	2,070,746
564,700	Ushio, Inc.	6,506,162
45,700	Zuiko Corp.	1,866,422
		203,832,659
Information Technology - 17.9%
68,306	Alpha Systems, Inc.	1,123,603
671,616	Alps Electric Co., Ltd.	16,211,317
691,000	Canon, Inc.	20,061,373
1,649,400	Citizen Holdings Co., Ltd.	8,638,465
586,604	DeNA Co., Ltd.	21,329,346
28,700	Disco Corp.	3,399,107
441,066	Ferrotec Corp.	5,488,128
9,801,320	Fujitsu, Ltd.	52,747,049
1,984,300	GREE, Inc.	11,155,750
22,000	Horiba, Ltd.	1,083,979
165,500	Itochu Techno-Solutions Corp.	4,258,660
289,020	Japan Digital Laboratory Co., Ltd.	4,239,161
8,702	Keyence Corp.	6,375,865
134,000	Kyocera Corp.	6,439,139
63,851	LINE Corp.*	3,060,163
289,000	Melco Holdings, Inc.	7,038,360
336,600	Mimasu Semiconductor Industry Co., Ltd.	3,993,530
271,300	Miraial Co., Ltd.	1,898,392
907,860	Mitsubishi Electric Corp.	11,635,779
380,600	Mitsumi Electric Co., Ltd.	2,141,575
1,309,800	NET One Systems Co., Ltd.	9,129,231
362,300	Nexon Co., Ltd.	5,691,223
1,190,800	Nichicon Corp.	9,477,528
170,300	Nippon Ceramic Co., Ltd.	3,178,983
3,286,000	Nippon Chemi-Con Corp.	5,376,011
305,230	Otsuka Corp.	14,497,403
56,600	Outsourcing, Inc.	2,462,671
136,550	Recruit Holdings Co., Ltd.	5,570,311
342,000	Rohm Co., Ltd.	18,026,975
37,000	SCREEN Holdings Co., Ltd.	2,385,299
502,340	SCSK Corp.	20,328,973
657,842	Shinkawa, Ltd.	4,599,787
1,639,700	Shinko Electric Industries Co., Ltd.	9,279,875
81,438	SIIX Corp.	3,301,940
240,800	SUMCO Corp.	1,981,354
48,656	Tokyo Electron, Ltd.	4,300,411
389,400	Tokyo Seimitsu Co., Ltd.	10,395,980
118,700	W-Scope Corp.	2,497,433
		324,800,129

Materials - 9.2%
18,500	Aichi Steel Corp.	938,142
674,000	Asahi Kasei Corp.	5,371,215
347,500	Chubu Steel Plate Co., Ltd.	1,705,439
342,000	Denka Co., Ltd.	1,481,151
136,000	Fujimi, Inc.	2,055,237
1,544,600	JSR Corp.	24,277,232
530,900	Kyoei Steel, Ltd.	10,075,222
701,500	Minebea Co., Ltd.	6,634,540
1,883,971	Mitsui Chemicals, Inc.	8,961,581
74,222	Miura Co., Ltd.	1,485,481
511,500	Neturen Co., Ltd.	3,916,669
72,600	Nippon Shokubai Co., Ltd.	4,535,581
72,594	Nissan Chemical Industries, Ltd.	2,206,938
146,400	Nitto Denko Corp.	9,508,065
687,500	NOK Corp.	15,043,493
236,090	Okamoto Industries, Inc.	2,962,757
2,108,000	Pacific Metals Co., Ltd.	6,290,967
73,730	Shin-Etsu Chemical Co., Ltd.	5,144,352
1,320,000	Sumitomo Bakelite Co., Ltd.	6,904,391
1,157,950	Sumitomo Chemical Co., Ltd.	5,145,248
667,600	Sumitomo Riko Co., Ltd.	6,281,660
1,097,000	Taiheiyo Cement Corp.	3,156,576
95,500	Tokyo Ohka Kogyo Co., Ltd.	2,912,619
1,560,800	Tokyo Steel Manufacturing Co., Ltd.	10,543,006
2,805,000	Ube Industries, Ltd.	5,364,526
377,800	Yamato Kogyo Co., Ltd.	11,181,699
105,268	Yodogawa Steel Works, Ltd.	2,826,742
		166,910,529

Real Estate - 2.2%
434,600	Hulic Co., Ltd.	4,440,434
1,164,100	Kenedix, Inc.	5,192,172
2,431,680	Leopalace 21 Corp.	16,070,372
308,400	Sumitomo Real Estate Sales Co., Ltd.	6,297,981
1,090,200	Takara Leben Co., Ltd.	7,373,856
		39,374,815
Telecommunication Services - 1.4%
550,590	Nippon Telegraph & Telephone Corp.	25,181,779

Utilities - 0.3%
58,400	eRex Co., Ltd.	1,742,680
54,593	Nippon Gas Co., Ltd.	1,704,212
268,572	Toho Gas Co., Ltd	2,514,960
		5,961,852
Total Common Stocks (Cost $1,511,280,994)		1,729,364,673

Real Estate Investment Trusts - 0.1%
Japan - 0.1%
142	Hoshino Resorts, Inc.	1,784,459
Total Real Estate Investment Trusts (Cost $1,517,032)		1,784,459

Exchange Traded Funds - 0.5%
Japan - 0.5%
732,100	Nomura AM TOPIX ETF	9,865,465
Total Exchange Traded Funds (Cost $9,342,175)		9,865,465

Short-Term Investments - 2.4%
Money Market Funds - 2.4%
43,249,366	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.35%#	43,249,366
Total Short-Term Investments (Cost $43,249,366)		43,249,366
Total Investments - 98.4% (Cost $1,565,389,567)		1,784,263,963
Other Assets in Excess of Liabilities - 1.6%		29,043,062
NET ASSETS - 100.0%		$1,813,307,025

*Non-Income Producing
#Annualized seven-day yield as of September 30, 2016.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows+:

Tax cost of investments		$1,611,081,550
Gross unrealized appreciation		322,314,290
Gross unrealized depreciation		(149,131,877)
Net unrealized appreciation (depreciation)		$173,182,413

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Futures Contracts - Long
The Brown Advisory - WMC Japan Alpha Opportunities Fund had the following open long futures contracts as of September 30, 2016:
Issue	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
TOPIX Index Futures Contracts	204	12/08/16	$26,460,994	$64,938

Summary of Fair Value Disclosure at September 30, 2016 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3
Common Stocks	$3,060,163	$1,726,304,510	$-
Real Estate Investment Trusts	$-	$1,784,459	$-
Exchange Traded Funds	$-	$9,865,465	$-
Short-Term Investments	$43,249,366	$-	$-
Total Investments	$46,309,529	$1,737,954,434	$-
Future Contracts - Long*	$64,938	$-	$-
*Unrealized Appreciation (Depreciation)

Brown Advisory - Somerset Emerging Markets Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 97.6%
Brazil - 4.6%
1,013,600	Ambev S.A.	6,192,897
2,060,856	Porto Seguro S.A.†	19,004,373
		25,197,270
Chile - 3.9%
3,221,349	AFP Habitat S.A.†	3,585,672
8,604,446	Aguas Andinas S.A.	5,526,049
995,016	Cia Cervecerias Unidas S.A.	10,054,182
1,399,468	Inversiones Aguas Metropolitanas S.A.†	2,503,029
		21,668,932
China - 6.7%
1,464,000	China Mobile, Ltd.	17,984,316
9,410,000	CNOOC, Ltd.	11,870,843
831,000	Hengan International Group Co., Ltd.	6,934,885
69,100	Qinqin Foodstuffs Group Co., Ltd.*	25,390
		36,815,434
Hungary - 7.7%
236,413	MOL Hungarian Oil & Gas PLC†	14,646,392
1,058,955	OTP Bank PLC	27,820,576
		42,466,968
India - 11.5%
1,794,690	Axis Bank, Ltd.	14,637,279
1,759,880	HCL Technologies, Ltd.	21,173,411
96,815	Hero MotoCorp, Ltd.	4,974,237
2,642,281	Power Grid Corp. of India, Ltd.	7,015,373
211,978	Shriram Transport Finance Co., Ltd.	3,706,356
1,638,370	Wipro, Ltd.	11,794,111
		63,300,767
Indonesia - 2.5%
40,552,800	Telekomunikasi Indonesia	13,503,582

Nigeria - 0.3%
90,549,218	Access Bank PLC†	1,595,391

Philippines - 6.7%
14,964,680	Aboitiz Power Corp.†	14,117,902
9,809,922	Metropolitan Bank & Trust Co.†	17,287,200
155,695	PLDT, Inc.	5,506,945
		36,912,047
Poland - 3.9%
203,453	Bank Pekao S.A.	6,587,271
420,193	Eurocash S.A.	4,673,406
1,592,713	Powszechny Zaklad Ubezpieczen S.A.	10,163,604
		21,424,281
Portugal - 1.1%
339,199	Jeronimo Martins SGPS S.A.	5,878,894

South Africa - 6.9%
2,944,476	Nampak, Ltd.	4,177,497
3,330,786	Sanlam, Ltd.	15,520,927
1,320,141	Shoprite Holdings, Ltd.	18,445,846
		38,144,270
South Korea - 21.4%
109,905	KT&G Corp.	12,515,916
24,864	NCSoft Corp.	6,707,086
729,908	Nexen Tire Corp.†	9,836,922
51,279	NongShim Co., Ltd.†	14,640,608
14,803	Samsung Electronics Co., Ltd.	21,564,454
100,571	Samsung Fire & Marine Insurance Co., Ltd.	25,615,631
734,471	SK Hynix, Inc.	26,962,393
		117,843,010

Taiwan - 9.9%
708,000	eMemory Technology, Inc.†	7,594,518
770,401	Formosa International Hotels Corp.	4,412,905
12,631,000	Pou Chen Corp.†	17,847,153
1,190,000	President Chain Store Corp.	9,478,184
1,624,000	Taiwan Semiconductor Manufacturing Co., Ltd.	9,546,106
1,836,584	Win Semiconductors Corp.	5,399,838
		54,278,704
Thailand - 0.1%
1,780,500	SAMART Corp. PCL	710,588

Turkey - 4.8%
2,031,441	Aksa Akrilik Kimya Sanayii†	5,521,826
2,301,176	Anadolu Hayat Emeklilik A/S†	3,840,916
196,051	AvivaSA Emeklilik ve Hayat S.A.†	1,240,614
8,444,076	Turk Telekomunikasyon A/S	15,956,777
		26,560,133
United Arab Emirates - 2.7%
855,491	First Gulf Bank	2,743,612
4,005,714	National Bank Abu Dhabi†	9,997,889
2,032,773	Union National Bank†	2,213,747
		14,955,248
United Kingdom - 2.9%
2,147,380	HSBC Holdings PLC	16,069,241
Total Common Stocks (Cost $530,004,562)		537,324,760

Warrants - 0.0%
Thailand - 0.0%
400,760	SAMART Corp. PCL*, THB 45 expires 02/19/2018	5,436
Total Warrants (Cost $36,189)		5,436

Short-Term Investments - 2.3%
Money Market Funds - 2.3%
12,775,790	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.35% #	12,775,790
Total Short-Term Investments (Cost $12,775,790)		12,775,790
Total Investments - 99.9% (Cost $542,816,541)		550,105,986
Other Assets in Excess of Liabilities - 0.1%		367,965
NET ASSETS - 100.0%		$550,473,951

†All or a portion of this security is considered illiquid. At September 30, 2016, the total market value of securities considered illiquid was $56,259,361 or 10.2% of net assets.
#Annualized seven-day yield as of September 30, 2016.
* Non-Income Producing
The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows+:

Tax cost of investments		$543,763,222
Gross unrealized appreciation		63,291,254
Gross unrealized depreciation		(56,948,490)
Net unrealized appreciation (depreciation)		$6,342,764

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2016 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3
Common Stocks:
Brazil	$25,197,270	$-	$-
Chile	$16,142,883	$5,526,049	$-
China	$25,390	$36,790,044	$-
Hungary	$-	$42,466,968	$-
India	$-	$63,300,767	$-
Indonesia	$-	$13,503,582	$-
Nigeria	$1,595,391	$-	$-
Philippines	$-	$36,912,047	$-
Poland	$-	$21,424,281	$-
Portugal	$-	$5,878,894	$-
South Africa	$-	$38,144,270	$-
South Korea	$-	$117,843,010	$-
Taiwan	$-	$54,278,704	$-
Thailand	$-	$710,588	$-
Turkey	$-	$26,560,133	$-
United Arab Emirates	$2,213,747	$12,741,501	$-
United Kingdom	$-	$16,069,241	$-
Warrants	$5,436	$-	$-
Short-Term Investments	$12,775,790	$-	$-
Total Investments	$57,955,907	$492,150,079	$-

Brown Advisory Emerging Markets Small-Cap Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 95.3%
China - 17.3%
3,962,000	Beijing Capital International Airport Co., Ltd.	4,516,392
2,412,000	CSPC Pharmaceutical Group, Ltd.	2,421,617
1,862,000	Dongfeng Motor Group Co., Ltd.	1,877,731
3,323,500	Great Wall Motor Co., Ltd.*	3,268,177
6,738,000	Lee & Man Paper Manufacturing, Ltd.	6,155,245
918,800	MGM China Holdings, Ltd.	1,606,614
484,000	Minth Group, Ltd.	1,707,374
457,000	Nexteer Automotive Group, Ltd.	597,524
6,313,000	PCCW, Ltd.	3,888,271
831,000	TravelSky Technology, Ltd.	1,983,437
1,443,000	Uni-President China Holdings, Ltd.	1,028,078
2,211,000	Value Partners Group, Ltd.	2,290,688
932,000	Want Want China Holdings, Ltd.	580,017
4,013,000	WH Group, Ltd.*	3,243,479
4,680,000	Xinyi Glass Holdings, Ltd.	4,254,901
		39,419,545
India - 16.8%
393,463	Aurobindo Pharma, Ltd.	5,065,310
741,989	Crompton Greaves Consumer Electricals, Ltd.*	1,715,668
2,832,106	Dish TV India, Ltd. *	3,969,946
580,716	Indiabulls Housing Finance, Ltd.	7,233,639
405,567	LIC Housing Finance, Ltd.	3,534,913
339,139	Shriram Transport Finance Co., Ltd.	5,929,718
511,254	Sun TV Network, Ltd.	3,886,240
687,316	UPL, Ltd.	6,975,886
		38,311,320
Indonesia - 2.0%
5,080,400	Indofood Sukses Makmur TBK	3,397,699
853,900	Matahari Department Store TBK	1,212,481
		4,610,180
Malaysia - 0.9%
1,941,700	Westports Holdings Bhd.	2,062,911
Philippines - 4.4%
2,201,600	Puregold Price Club, Inc.	1,930,411
1,114,270	Robinsons Retail Holdings, Inc.	1,728,532
1,269,600	Security Bank Corp.	6,336,697
		9,995,640
Singapore - 3.8%
2,879,500	ComfortDelGro Corp., Ltd.	5,956,205
754,100	SATS, Ltd.	2,756,524
		8,712,729
South Korea - 30.6%
31,293	CJ Korea Express Corp.*	6,133,995
26,170	Coway Co., Ltd.	2,273,265
224,650	Grand Korea Leisure Co., Ltd.	5,038,341
751,355	Hanon Systems*	8,501,109
57,286	Hyundai Department Store Co., Ltd.	6,190,105
157,817	Hyundai Marine & Fire Insurance Co., Ltd.	5,210,229
99,602	Korea Kolmar Co., Ltd.	8,742,478
655,012	LG Uplus Corp.	7,005,075
34,893	Loen Entertainment, Inc.	2,478,160
900	Mando Corp.	202,753
8,710	Medy-Tox, Inc.	3,579,812
61,590	Modetour Network, Inc.	1,615,289
73,479	S-1 Corp.†	6,788,516
131,037	Samsung Card Co., Ltd.	5,986,005
		69,745,132

Taiwan - 16.2%
224,000	Cleanaway Co., Ltd.	1,238,819
108,000	CUB Elecparts, Inc.	1,189,628
420,000	Gourmet Master Co., Ltd.†	4,188,926
1,479,000	Hota Industrial Manufacturing Co., Ltd.	7,229,229
6,292,000	King Yuan Electronics Co., Ltd.	5,594,275
2,858,000	Pou Chen Corp.	4,038,252
312,000	St Shine Optical Co., Ltd.	7,287,980
3,211,000	Vanguard International Semiconductor Corp.	6,032,675
		36,799,784
Thailand - 3.3%
2,290,000	Bangkok Airways PCL	1,635,848
1,008,000	Central Plaza Hotel	1,139,429
766,100	KrungThai Card PCL	3,272,214
1,515,121	Major Cineplex Group PCL	1,349,158
		7,396,649
Total Common Stocks (Cost $194,338,284)		217,053,890

Real Estate Investment Trusts - 1.4%
Singapore - 1.4%
4,065,500	Mapletree Greater China Commercial Trust	3,284,004
Total Real Estate Investment Trusts (Cost $2,833,296)		3,284,004

Mutual Funds - 1.1%
Thailand - 1.1%
5,794,200	Digital Telecommunications Infrastructure Fund	2,476,111
Total Mutual Funds (Cost $2,119,112)		2,476,111

Warrants - 0.0%
China - 0.0%
86,250	Ju Teng International Holdings, Ltd.,* Exercise price HKD 4.60 expires 10/14/2016	111
Total Warrants (Cost $–)		111

Short-Term Investments - 2.9%
Money Market Funds - 2.9%
6,612,643	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.35% #	6,612,643
Total Short-Term Investments (Cost $6,612,643)		6,612,643
Total Investments - 100.7% (Cost $205,903,335)		229,426,759
Liabilities in Excess of Other Assets - (0.7)%		(1,657,275)
NET ASSETS - 100.0%		$227,769,484

*Non-Income Producing
#Annualized seven-day yield as of September 30, 2016.
†All or a portion of this security is considered illiquid. At September 30, 2016, the total market value of securities considered illiquid was $1,497,104 or 0.7% of net assets.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows+:

Tax cost of investments		$207,127,782
Gross unrealized appreciation		29,204,234
Gross unrealized depreciation		(6,905,257)
Net unrealized appreciation (depreciation)		$22,298,977

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2016 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3
Common Stocks:
China	$-	$39,419,545	$-
India	$1,715,668	$36,595,652	$-
Indonesia	$-	$4,610,180	$-
Malaysia	$-	$2,062,911	$-
Philippines	$-	$9,995,640	$-
Singapore	$-	$8,712,729	$-
South Korea	$-	$69,745,132	$-
Taiwan	$-	$36,799,784	$-
Thailand	$-	$7,396,649	$-
Real Estate Investment Trusts	$-	$3,284,004	$-
Mutual Funds	$-	$2,476,111	$-
Warrants	$111	$-	$-
Short-Term Investments	$6,612,643	$-	$-
Total Investments	$8,328,422	$221,098,337	$-

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brown Advisory Funds

By (Signature and Title)  /s/ David M. Churchill
  David M. Churchill, Principal Executive Officer

Date  November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David M. Churchill
   David M. Churchill, Principal Executive Officer

Date  November 28, 2016

By (Signature and Title)* /s/ Jason T. Meix
   Jason T. Meix, Principal Financial Officer

Date  November 28, 2016

* Print the name and title of each signing officer under his or her signature.